UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	August 1, 2012 – January 31, 2013

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL

PPT

Putnam Premier Income Trust

Semiannual report 1|31|13

A world of investing.™

Putnam INVESTMENTS

INCOME FUNDS invest in bonds and other securities with the goal of providing a steady stream of income over time.

Putnam
Premier Income
Trust

Semiannual report
1 | 31 | 13

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Terms and definitions	13

Other information for shareholders	14

Financial statements	15

Shareholder meeting results	84

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. Bond investments are subject to interest-rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer.

Message from the Trustees

Dear Fellow Shareholder:

Stock markets around the world have continued to show strength into 2013, with the S&P 500 Index delivering its best January return since 1997. Investors witnessed several positive developments, including the U.S. fiscal cliff bill that Congress passed on January 1, 2013; the improving employment and housing situations; a more stable Europe; and China’s “soft landing” and positive growth.

Today’s market environment is one of slow and steady improvement, but uncertainties linger. Questions remain about potential economic fallout from the upcoming debt ceiling and budget sequestration debates in the United States. And the sovereign debt situation in Europe, while stabilized, is far from resolved.

At Putnam, our investment team is focused on actively managing risk and pursuing returns in today’s volatile global market. As always, it is important to rely on the guidance of your financial advisor to help you manage your investment portfolio in accordance with your goals and risk tolerance.

We would also like to extend a welcome to new shareholders of the fund and to thank all of our investors for your continued confidence in Putnam.

About the fund

Seeking broad diversification across global bond markets

When Putnam Premier Income Trust was launched in 1988, its three-pronged focus on U.S. investment-grade bonds, high-yield corporate bonds, and non-U.S. bonds was considered innovative. Lower-rated, higher-yielding corporate bonds were relatively new, having just been established in the late 1970s. And, at the time of the fund’s launch, few investors were venturing outside the United States for fixed-income opportunities.

The bond investment landscape has undergone a transformation since the fund’s launch. The U.S. investment-grade market added new sectors, and the high-yield corporate bond sector has grown significantly. Outside the United States, the advent of the euro has resulted in a large market of European bonds. And there are also growing opportunities to invest in the debt of emerging-market countries.

The fund is designed to keep pace with this market expansion. To process the market’s increasing complexity, Putnam’s fixed-income group aligns teams of specialists with the varied investment opportunities. Each group identifies what it considers to be compelling strategies within its area of expertise. The fund’s portfolio managers select from among these strategies, systematically building a diversified portfolio that seeks to carefully balance risk and return.

As different factors drive the performance of the various fixed-income sectors, the managers seek to take advantage of changing market leadership in pursuit of high current income.

How do closed-end funds differ from open-end funds?

More assets at work While open-end funds need to maintain a cash position to meet redemptions, closed-end funds are not subject to redemptions and can keep more of their assets invested in the market. Net cash levels in closed-end funds may vary, however, should market conditions warrant.

Traded like stocks Closed-end fund shares are traded on stock exchanges, and their market prices fluctuate in response to supply and demand, among other factors.

Net asset value vs. market price Like an open-end fund’s net asset value (NAV) per share, the NAV of a closed-end fund share is equal to the current value of the fund’s assets, minus its liabilities, divided by the number of shares outstanding. However, when buying or selling closed-end fund shares, the price you pay or receive is the market price. Market price reflects current market supply and demand and may be higher or lower than the NAV.

2	Premier Income Trust	Premier Income Trust	3

Data are historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and net asset value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart are at NAV. See pages 5 and 11–12 for additional performance information, including fund returns at market price. Index and Lipper results should be compared with fund performance at NAV. Lipper calculates performance differently than the closed-end funds it ranks, due to varying methods for determining a fund’s monthly reinvestment NAV.

* Returns for the six-month period are not annualized, but cumulative.

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Interview with your fund’s portfolio manager

Bill, what was the bond market environment like during the six months ended January 31, 2013?

It was a strong period for the most credit-sensitive securities, such as high-yield corporate bonds and emerging-market debt. These sectors were the biggest beneficiaries of the improved risk sentiment that was spurred by global monetary easing during and prior to the period. At the same time, U.S. Treasuries, global government securities, and other defensive categories lagged, posting either moderately negative or nominally positive returns.

Policy efforts employed throughout 2012, particularly the announcement of a new bond-buying program by the European Central Bank [ECB], helped to lower yields on bonds issued by peripheral eurozone governments, and effectively put concern about the debt crisis on the back burner for now. However, ongoing deleveraging by both banks and governments has taken a toll on real economic activity, and eurozone bank credit standards for mortgages, as well as business and consumer loans, continued to tighten.

In the United States, the Federal Reserve’s mid-September launch of a third round of quantitative easing, under which it is authorized to purchase up to $40 billion of government-agency mortgage-backed securities [MBS] every month until the job market improves, provided further impetus to the market’s liquidity-fueled advance. In

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 1/31/13. See pages 4 and 11–12 for additional fund performance information. Index descriptions can be found on pages 13–14.

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December, the Fed replaced the expiring “Operation Twist” — a program designed to help keep longer-term Treasury yields low —with a new round of purchases targeting up to $45 billion worth of intermediate- and long-term Treasuries per month.

The biggest surprise from the Fed, we believe, was the inclusion of specific benchmarks in its most recent policy statement. Past statements had indicated the central bank’s intent to maintain its accommodative stance into 2015, if necessary. This language was subsequently modified to state that the current easy-money policy environment will continue as long as: unemployment remains above 6.5%; one-to-two-year inflation forecasts are no more than a half percentage point above the 2% long-run goal; and longer-term inflation expectations continue to be well anchored. These kinds of explicit targets are rare from the Fed, and we believe it suggests something about the board’s desire to offer a degree of clarity to investors. The central bank’s four-year expansionary monetary policy has been unparalleled in scope and size, and benchmarking its policy to specific boundaries helps provide some welcome insight as to when the

Credit qualities are shown as a percentage of the fund’s net assets as of 1/31/13. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch ratings, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including forward currency contracts, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

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Fed is likely to begin shifting to a more neutral monetary policy stance.

Turning to performance, the fund outpaced its benchmark by a sizable margin during the period. What factors fueled this solid showing?

I think it’s important to point out that the fund’s benchmark is composed of U.S. Treasury and agency securities, which, as I noted earlier, performed relatively poorly during the past six months. That said, the biggest overall contributors were the fund’s term-structure positioning [meaning its duration — or interest-rate sensitivity — and yield-curve strategy] and strong security selection in several market sectors.

Looking first at term structure, we sought to limit the fund’s interest-rate risk by maintaining a relatively short duration in the United States, while also positioning the fund to benefit should the yield curve steepen. While our duration stance hampered performance because rates generally declined during the period, our steeper-yield-curve strategy worked well and more than offset the negative impact of the fund’s short duration. All told, the strategy was a net positive versus the benchmark. Similarly, our non-U.S. term-structure positioning aided performance, with favorable results in Europe and Japan outweighing negative results in Sweden and Australia.

As for security selection, holdings of high-yield and emerging-market [EM] bonds and commercial mortgage-backed securities [CMBS] provided a major boost to the fund’s relative performance. High-yield bonds were helped by stable U.S. economic growth, continuing strength in corporate profits, and still-low default rates. Within EM bonds, our

This table shows the fund’s top holdings across three key sectors and the percentage of the fund’s net assets that each represented as of 1/31/13. Short-term holdings are excluded. Holdings will vary over time.

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investments in Venezuela, Russia, and Ukraine were notable standouts.

In CMBS, we held both AAA-rated and “seasoned mezzanine” securities. CMBS are created when an underwriter assembles a package of commercial mortgages and issues bonds of varying creditworthiness. AAA-rated CMBS occupy the top of the underwriter’s capital structure, and thus offer the greatest principal protection. Mezzanine CMBS are slightly lower in the capital structure, but still provide a meaningful amount of principal protection along with higher yields. The mezzanine bonds we selected were issued prior to 2006, when CMBS underwriting standards were stronger than they were later in the decade.

Lastly, our prepayment strategy, expressed through allocations to agency interest-only [IO] and inverse IO securities hedged with agency mortgage pass-throughs, was another positive contributor, due to security selection in pools we believed would experience fewer prepayments.

Which strategies hampered the fund’s performance?

Our active currency strategy, which is implemented with long and short positions using currency forward contracts, proved detrimental, as currency markets were volatile during the period. Specifically, our tactical exposure to the euro, the Czech koruna, and the Swiss franc were the primary detractors. Positive results from our allocations to the Japanese yen and Swedish krona partially offset the overall negative outcome of our currency strategy.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps — which allow two parties to exchange one stream of future interest payments for another, based on a specified principal amount — to take tactical positions at various points along the yield curve.

In addition, we employed interest-rate swaps and “swaptions” — which give us the

This chart shows how the fund’s top weightings have changed over the past six months. Weightings are shown as a percentage of the fund’s net assets. Net cash, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Cash positions may represent collateral used to cover certain derivative contracts.

8	Premier Income Trust

option to enter into a swap contract — to hedge the interest-rate risk associated with our collateralized-mortgage-obligation [CMO] holdings.

Lastly, we used forward currency contracts to hedge the foreign exchange risk associated with non-U.S. bonds, and to efficiently gain exposure to foreign currencies as part of our active strategy toward global currency pairings.

The fund reduced its distribution rate during the period. What led to this decision?

The fund’s distribution rate was lowered to $0.026 per share from $0.030 per share in December, due primarily to declining yields in the marketplace generally, as well as reduced gains from our prepayment strategies.

What is your outlook for the coming months, and how do you plan to position the fund?

The initial estimate of fourth-quarter U.S. gross domestic product growth came in at a –0.1% annualized rate, which was much weaker than we expected, but it has not changed our view of underlying trends in the economy. The drop in fourth-quarter growth was partly because of fluctuations in government spending, especially in defense, and partly because of the disruptions to private economic activity caused by Hurricane Sandy. In our view, key measures of private sector health, such as corporate investment spending and final consumer demand, paint a clear picture of an economy that is continuing to do well. Although it is early in the year, the data flow so far suggest to us that the economy may continue on a path of steady growth in 2013.

In terms of portfolio positioning, at period-end, we continued to de-emphasize interest-rate risk by maintaining a modestly short duration stance and a bias toward a steeper yield curve in the United States. In terms of portfolio structure, the fund’s greatest overweight was in securitized

A word about derivatives

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

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mortgage-backed instruments. We believe there are compelling tactical trading opportunities among agency pass-throughs and interest-only CMOs. We plan to maintain the fund’s diversified allocation to CMBS. We also believe attractive opportunities remain in certain segments of the nonagency residential MBS market. In high-yield bonds, given the robust performance of the asset class during the past few years, we believe valuations were somewhat stretched at period-end, as evidenced by the bonds’ reduced yield advantage versus Treasuries and investment-grade corporate bonds. As a result, we have been trimming the fund’s exposure in cases where elevated prices indicated unfavorable risk/return characteristics.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He has an M.B.A. from the Haas School of Business at the University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin; Kevin F. Murphy; Michael V. Salm; and Paul D. Scanlon, CFA.

Raman Srivastava left the fund in September 2012.

IN THE NEWS

Mixed signals are coming from the U.S. economy. On the positive side, the unemployment rate continues to tick down, the housing sector is recovering, and the stock market has reached multi-year highs. But uncertainty remains. The nation’s GDP was essentially flat in the fourth quarter of 2012, after several consecutive quarters of expansion. A precipitous drop in military spending contributed to the slowdown, and many questions remain about government spending and its impact on GDP going forward. Consumer confidence recently dropped following the tax increases resulting from the fiscal cliff resolution, as people anticipate the pinch of less take-home pay. The next few months should provide clearer direction for the markets on government spending and the resilience of the recovery.

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Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2013, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate, and you may have a gain or a loss when you sell your shares.

Fund performance Total return and comparative index results for periods ended 1/31/13

				Lipper Flexible
			Barclays	Income Funds
			Government	(closed-end)
	NAV	Market price	Bond Index	category average*

Annual average
Life of fund (since 2/29/88)	7.79%	7.15%	6.76%	7.27%

10 years	111.44	93.52	56.90	96.36
Annual average	7.78	6.82	4.61	6.96

5 years	40.05	44.20	25.03	43.03
Annual average	6.97	7.60	4.57	7.36

3 years	23.64	18.13	14.81	28.39
Annual average	7.33	5.71	4.71	8.66

1 year	12.12	8.05	0.81	11.56

6 months	7.04	1.64	–1.17	6.29

Performance assumes reinvestment of distributions and does not account for taxes.

Index and Lipper results should be compared to fund performance at net asset value. Lipper calculates performance differently than the closed-end funds it ranks, due to varying methods for determining a fund’s monthly reinvestment NAV.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 1/31/13, there were 5, 5, 5, 4, 3, and 1 fund(s), respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 1/31/13

Distributions

Number	6

Income	$0.172

Capital gains	—

Total	$0.172

Share value	NAV	Market price

7/31/12	$5.76	$5.63

1/31/13	5.98	5.55

Current rate (end of period)	NAV	Market price

Current dividend rate*	5.22%	5.62%

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* Most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.

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Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/12

	NAV	Market price

Annual average
Life of fund (since 2/29/88)	7.72%	7.09%

10 years	110.67	103.93
Annual average	7.74	7.39

5 years	34.53	44.47
Annual average	6.11	7.64

3 years	23.60	16.27
Annual average	7.32	5.15

1 year	12.11	12.12

6 months	7.75	5.29

See the discussion following the Fund performance table on page 11 for information about the calculation of fund performance.

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Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on exchanges such as the New York Stock Exchange.

Fixed-income terms

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through”, is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches”. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

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Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding share repurchase program

In September 2012, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal will allow your fund to repurchase, in the 12 months beginning October 8, 2012, up to 10% of the fund’s common shares outstanding as of October 7, 2012.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2013, Putnam employees had approximately $364,000,000 and the Trustees had approximately $87,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

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Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

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The fund’s portfolio 1/31/13 (Unaudited)

MORTGAGE-BACKED SECURITIES (44.3%)*	Principal amount	Value

Agency collateralized mortgage obligations (12.9%)
Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.777s, 2032	$469,401	$764,058
IFB Ser. 3408, Class EK, 24.965s, 2037	271,975	424,393
IFB Ser. 2979, Class AS, 23.519s, 2034	123,224	164,254
IFB Ser. 3072, Class SM, 23.042s, 2035	477,593	743,719
IFB Ser. 3072, Class SB, 22.896s, 2035	427,788	663,447
IFB Ser. 3951, Class CS, IO, 6.544s, 2026	10,313,731	1,556,755
IFB Ser. 4098, Class MS, IO, 6.494s, 2041	8,777,876	1,905,589
IFB Ser. 3727, Class PS, IO, 6.494s, 2038	3,968,423	366,187
IFB Ser. 3895, Class SM, IO, 6.444s, 2040	9,939,268	1,277,715
IFB Ser. 4048, Class GS, IO, 6.444s, 2040	4,636,690	878,375
IFB Ser. 3940, Class PS, IO, 6.444s, 2040	12,790,702	1,857,210
IFB Ser. 3860, Class SP, IO, 6.394s, 2040	9,333,725	1,461,101
IFB Ser. 4032, Class SA, IO, 6.294s, 2042	10,878,009	1,481,347
IFB Ser. 4125, Class SH, IO, 5.944s, 2042	6,046,229	939,100
IFB Ser. 4112, Class SC, IO, 5.944s, 2042	20,139,714	3,323,027
IFB Ser. 4105, Class LS, IO, 5.944s, 2041	5,535,832	1,061,108
IFB Ser. 3922, Class CS, IO, 5.894s, 2041	4,407,188	506,827
IFB Ser. 3768, Class PS, IO, 5.794s, 2036	9,762,379	601,631
IFB Ser. 3753, Class S, IO, 5.744s, 2040	5,053,293	682,195
Ser. 3632, Class CI, IO, 5s, 2038	1,639,658	94,412
Ser. 3626, Class DI, IO, 5s, 2037	897,455	29,903
Ser. 4122, Class TI, IO, 4 1/2s, 2042	8,646,195	1,306,440
Ser. 4000, Class PI, IO, 4 1/2s, 2042	5,907,505	730,758
Ser. 4019, Class GI, IO, 4 1/2s, 2041	24,825,058	3,366,278
Ser. 4024, Class PI, IO, 4 1/2s, 2041	11,280,344	1,395,952
Ser. 3747, Class HI, IO, 4 1/2s, 2037	1,212,552	101,335
Ser. 4090, Class BI, IO, 4s, 2042	1,643,779	174,438
Ser. 4098, Class PI, IO, 4s, 2042	8,249,234	1,340,583
Ser. 4010, Class NI, IO, 4s, 2041	8,803,435	1,254,490
Ser. 3748, Class NI, IO, 4s, 2034 F	5,151,436	252,908
Ser. 3751, Class MI, IO, 4s, 2034	9,853,505	197,070
Ser. 3740, Class KI, IO, 4s, 2033	3,909,195	57,387
Ser. 4105, Class HI, IO, 3 1/2s, 2041	5,088,963	776,270
Ser. T-57, Class 1AX, IO, 0.411s, 2043	5,081,085	60,924
Ser. 4077, Class TO, PO, zero %, 2041	3,468,617	2,903,302
FRB Ser. 3326, Class WF, zero %, 2035	12,791	12,280
FRB Ser. 3007, Class LU, zero %, 2035	5,432	5,217

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.678s, 2036	553,357	1,029,950
IFB Ser. 07-53, Class SP, 23.453s, 2037	419,254	665,055
IFB Ser. 08-24, Class SP, 22.536s, 2038	387,657	600,861
IFB Ser. 05-75, Class GS, 19.639s, 2035	434,052	627,202
IFB Ser. 05-83, Class QP, 16.864s, 2034	493,382	676,324
IFB Ser. 12-88, Class SB, IO, 6.466s, 2042	13,354,405	2,232,322

16	Premier Income Trust

MORTGAGE-BACKED SECURITIES (44.3%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 10-99, Class NS, IO, 6.396s, 2039	$8,033,852	$935,944
IFB Ser. 11-87, Class HS, IO, 6.296s, 2041	6,594,369	1,108,579
IFB Ser. 404, Class S13, IO, 6.196s, 2040	9,762,589	1,449,396
IFB Ser. 10-35, Class SG, IO, 6.196s, 2040 F	7,540,765	1,044,215
IFB Ser. 12-132, Class SB, IO, 5.996s, 2042	19,279,219	3,075,807
IFB Ser. 09-100, Class SA, IO, 5.996s, 2039	4,447,800	453,120
IFB Ser. 12-113, Class CS, IO, 5.946s, 2041	4,040,614	771,151
IFB Ser. 12-113, Class SG, IO, 5.896s, 2042	4,194,263	751,109
IFB Ser. 10-46, Class WS, IO, 5.546s, 2040	6,974,817	866,761
Ser. 374, Class 6, IO, 5 1/2s, 2036	1,427,617	188,831
Ser. 12-132, Class PI, IO, 5s, 2042	10,828,152	2,027,680
Ser. 398, Class C5, IO, 5s, 2039	1,006,819	112,462
Ser. 10-13, Class EI, IO, 5s, 2038	614,758	28,878
Ser. 378, Class 19, IO, 5s, 2035	3,464,227	407,052
Ser. 12-30, Class HI, IO, 4 1/2s, 2040	22,816,793	3,676,926
Ser. 409, Class 81, IO, 4 1/2s, 2040	13,849,642	1,871,030
Ser. 409, Class 82, IO, 4 1/2s, 2040	14,524,127	2,073,683
Ser. 366, Class 22, IO, 4 1/2s, 2035	1,406,913	109,838
Ser. 12-75, Class AI, IO, 4 1/2s, 2027	5,519,845	566,171
Ser. 12-118, Class PI, IO, 4s, 2042	8,851,539	1,437,490
Ser. 12-96, Class PI, IO, 4s, 2041	5,327,637	743,685
Ser. 406, Class 2, IO, 4s, 2041	5,661,305	736,536
Ser. 406, Class 1, IO, 4s, 2041	3,791,793	509,617
Ser. 409, Class C16, IO, 4s, 2040	9,491,713	1,103,096
Ser. 12-148, Class CI, IO, 3s, 2042	5,914,605	736,487
Ser. 03-W10, Class 1, IO, 1.347s, 2043	926,276	38,679
Ser. 00-T6, IO, 0.756s, 2030	3,940,825	83,743
Ser. 99-51, Class N, PO, zero %, 2029	49,787	47,750

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.87s, 2041	6,774,884	7,430,828
IFB Ser. 10-151, Class SL, IO, 6.495s, 2039	3,065,599	486,787
IFB Ser. 10-163, Class SI, IO, 6.424s, 2037	8,374,228	1,235,206
IFB Ser. 10-35, Class CS, IO, 6.265s, 2040	8,218,978	1,587,306
IFB Ser. 10-26, Class QS, IO, 6.045s, 2040	5,955,070	1,112,864
IFB Ser. 10-120, Class SB, IO, 5.995s, 2035	1,656,134	147,926
IFB Ser. 10-20, Class SC, IO, 5.945s, 2040	482,583	85,514
IFB Ser. 10-61, Class SJ, IO, 5.844s, 2040	8,203,173	1,321,203
IFB Ser. 11-70, Class SM, IO, 5.684s, 2041	5,451,000	1,402,324
IFB Ser. 11-70, Class SH, IO, 5.684s, 2041	5,599,000	1,459,267
IFB Ser. 10-37, Class SG, IO, 5.495s, 2040	6,511,242	1,074,029
Ser. 13-6, Class IC, IO, 5s, 2043	7,784,000	1,327,172
Ser. 12-146, Class IO, IO, 5s, 2042	7,468,973	1,259,269
Ser. 13-6, Class CI, IO, 5s, 2042	4,849,250	946,962
Ser. 10-35, Class UI, IO, 5s, 2040	4,329,142	779,246
Ser. 11-140, Class BI, IO, 4 1/2s, 2040	3,549,319	362,705
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	905,602	138,467
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	26,882,841	4,558,132

Premier Income Trust	17

MORTGAGE-BACKED SECURITIES (44.3%)* cont.		Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 10-168, Class PI, IO, 4 1/2s, 2039		$3,545,015	$438,696
Ser. 11-73, Class IP, IO, 4 1/2s, 2039		9,918,817	1,071,418
Ser. 10-158, Class IP, IO, 4 1/2s, 2039		10,452,975	1,275,263
Ser. 10-98, Class PI, IO, 4 1/2s, 2037		4,326,163	448,839
Ser. 11-116, Class BI, IO, 4s, 2026		15,820,314	1,755,106
Ser. 11-70, PO, zero %, 2041		11,046,249	9,179,764
Ser. 06-36, Class OD, PO, zero %, 2036		18,338	16,923

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO,
6.046s, 2045		6,549,116	1,244,332

			109,650,963
Commercial mortgage-backed securities (11.8%)
Banc of America Commercial Mortgage, Inc.
FRB Ser. 08-1, Class AJ, 6.255s, 2051 F		1,330,000	1,270,341
FRB Ser. 06-2, Class B, 5.767s, 2045 F		5,425,000	4,948,821
FRB Ser. 05-5, Class D, 5.23s, 2045		1,456,000	1,277,640

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		33,243	27,924
Ser. 01-1, Class K, 6 1/8s, 2036		675,006	283,801
Ser. 07-5, Class XW, IO, 0.38s, 2051		187,840,584	2,230,795

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW17, Class AJ, 5.889s, 2050		5,795,000	5,447,300
FRB Ser. 06-PW12, Class AJ, 5.751s, 2038		1,500,000	1,497,681
Ser. 05-PWR7, Class D, 5.304s, 2041 F		1,026,000	907,887
Ser. 05-PWR7, Class B, 5.214s, 2041		1,641,000	1,591,770
FRB Ser. 05-T20, Class C, 5.149s, 2042		1,518,000	1,472,460

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.738s, 2049		3,117,000	3,216,526
Ser. 06-C5, Class AJ, 5.482s, 2049		2,069,000	2,059,319

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.036s, 2044		58,112,689	228,736

Commercial Mortgage Pass-Through Certificates FRB
Ser. 04-LB3A, Class E, 5.358s, 2037 F		1,522,000	1,523,524

Commercial Mortgage Trust 144A FRB Ser. 07-C9, Class AJFL,
0.9s, 2049 F		2,242,000	1,838,392

Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (Ireland)	GBP	276,710	390,588
FRB Ser. 05-CT1A, Class D, 1.578s, 2014 (Ireland)	GBP	868,987	1,157,699

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)		$1,021,517	41,882

CS First Boston Mortgage Securities Corp. 144A Ser. 02-CP5,
Class M, 5 1/4s, 2035		660,494	33,025

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB
Ser. 11-LC2A, Class D, 5.445s, 2044		856,000	894,834

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		552,708	558,235

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO,
1.092s, 2020		4,859,442	109,337

First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035		891,000	512,641

18	Premier Income Trust

MORTGAGE-BACKED SECURITIES (44.3%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GE Capital Commercial Mortgage Corp.
FRB Ser. 05-C4, Class AJ, 5.308s, 2045	$709,000	$623,920
FRB Ser. 06-C1, Class AJ, 5.296s, 2044	1,362,000	1,341,570

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3,
Class B, 4.965s, 2041	1,054,000	897,218

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 02-C3,
Class H, 5.944s, 2039	1,010,000	1,012,087

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3,
Class D, 4.986s, 2042	999,000	978,747

GS Mortgage Securities Corp. II Ser. 05-GG4, Class AJ,
4.782s, 2039	1,414,000	1,435,099

GS Mortgage Securities Corp. II 144A Ser. 05-GG4, Class XC, IO,
0.746s, 2039	121,901,078	1,828,516

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB
Ser. 05-2A, Class E, 2.204s, 2030 (Cayman Islands)	779,289	440,299

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.075s, 2051 F	3,499,000	3,535,112
FRB Ser. 06-LDP7, Class AJ, 5.872s, 2045	5,137,000	5,186,305
Ser. 06-CB16, Class AJ, 5.623s, 2045	974,000	925,300
FRB Ser. 04-CBX, Class E, 5.126s, 2037 F	4,261,000	3,776,635
FRB Ser. 04-CBX, Class B, 5.021s, 2037	573,000	564,711
FRB Ser. 05-LDP2, Class B, 4.882s, 2042 F	4,360,000	4,382,882

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-LC9, Class E, 4.429s, 2047	916,000	863,487
Ser. 07-CB20, Class X1, IO, 0.15s, 2051	117,145,136	1,120,142

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	1,951,082	1,970,343
Ser. 98-C4, Class J, 5.6s, 2035	965,000	1,057,930

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482s, 2039	1,028,000	925,200
FRB Ser. 06-C6, Class AJ, 5.452s, 2039	3,170,000	3,408,245
Ser. 04-C8, Class E, 4.986s, 2039	1,467,000	1,476,169

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS,
IO, 2.4s, 2028	145,430	15

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.294s, 2051 F	917,000	894,217
Ser. 04-KEY2, Class D, 5.046s, 2039	993,000	887,494

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 9.206s, 2037	524,807	23,616
Ser. 07-C5, Class X, IO, 5.74s, 2049	3,527,669	252,228

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044	2,480,000	2,406,247
FRB Ser. 07-T27, Class AJ, 5.652s, 2042 F	1,908,000	1,904,843
FRB Ser. 06-HQ8, Class B, 5 1/2s, 2044 F	4,110,000	3,729,345
Ser. 04-IQ8, Class C, 5.3s, 2040 F	3,200,000	3,221,789

Morgan Stanley Capital I Trust 144A FRB Ser. 04-RR,
Class F7, 6s, 2039	2,939,808	2,811,191

Premier Income Trust	19

MORTGAGE-BACKED SECURITIES (44.3%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)	$376,000	$282,000

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	1,068,163	160,224

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.999s, 2045 F	3,799,000	3,524,058
FRB Ser. 06-C25, Class AJ, 5.733s, 2043	1,273,000	1,292,095
FRB Ser. 05-C20, Class B, 5.248s, 2042	4,060,000	3,946,876
Ser. 07-C34, IO, 0.342s, 2046	30,803,790	372,726

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 03-C8, Class H, 5.439s, 2035 F	1,304,000	1,232,431
FRB Ser. 04-C15, Class G, 5.395s, 2041	1,500,000	1,425,000

		99,637,470
Residential mortgage-backed securities (non-agency) (19.6%)
Adjustable Rate Mortgage Trust FRB Ser. 06-2, Class 1A1,
5.298s, 2036	2,475,288	2,153,501

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO,
zero %, 2047	24,283,218	3,065,756

Banc of America Funding Corp.
Ser. 06-2, Class 2A13, 6s, 2036	2,529,893	2,634,378
FRB Ser. 07-C, Class 07-C, 2.764s, 2036	4,661,815	4,103,796
FRB Ser. 06-G, Class 2A5, 0.485s, 2036	1,204,404	1,024,105

Banc of America Funding Corp. 144A FRB Ser. 09-R12A,
Class A2, 3.045s, 2036	1,080,692	737,572

Banc of America Mortgage Securities Ser. 05-11,
Class 1A10, 6s, 2035	850,000	828,750

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 4A3, 21.174s, 2036	510,000	437,488
Ser. 13-RR1, Class 3A3, 16.849s, 2036	870,000	759,188
Ser. 13-RR1, Class 10A2, 16.639s, 2036	1,612,290	1,499,430
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036	415,768	217,239
Ser. 13-RR1, Class 2A4, 11.571s, 2036	2,160,000	2,158,661
Ser. 13-RR1, Class 9A4, 10.65s, 2036	650,000	678,280
Ser. 13-RR1, Class 4A2, 4s, 2036	930,000	943,950
Ser. 12-RR10, Class 8A2, 4s, 2036	874,407	883,151
Ser. 13-RR1, Class 3A2, 4s, 2036	1,000,000	1,017,500
Ser. 13-RR1, Class 1A2, 2.878s, 2036	1,510,000	1,012,380
FRB Ser. 12-RR10, Class 9A2, 2.664s, 2035	2,320,000	1,769,000
Ser. 12-RR10, Class 4A2, 2 5/8s, 2036	1,800,000	1,480,500

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 9A3, 21.132s, 2037	1,200,526	1,131,496
FRB Ser. 12-RR12, Class 3A3, 21.058s, 2037	1,003,940	838,290
FRB Ser. 12-RR12, Class 2A3, 14.572s, 2035	779,351	774,184
FRB Ser. 11-RR4, Class 6A4, 13.972s, 2037	2,707,336	2,138,795
Ser. 12-RR11, Class 4A3, 13.64s, 2037	951,319	703,976
FRB Ser. 12-RR11, Class 5A3, 13.456s, 2037	449,537	291,075
FRB Ser. 10-RR12, Class 6A1, 5.996s, 2037	2,366,609	2,508,606
FRB Ser. 12-RR12, Class 5A2, 4.668s, 2036	2,450,000	1,829,538
Ser. 12-RR11, Class 9A2, 4s, 2037	2,198,074	2,198,074
Ser. 12-RR12, Class 3A2, 4s, 2037	1,912,483	1,922,046
Ser. 12-RR11, Class 4A2, 4s, 2037	1,317,414	1,325,648

20	Premier Income Trust

MORTGAGE-BACKED SECURITIES (44.3%)* cont.		Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Barclays Capital, LLC Trust 144A
Ser. 12-RR12, Class 1A2, 4s, 2037		$534,761	$538,772
Ser. 12-RR11, Class 3A2, 4s, 2036		442,501	441,395
Ser. 12-RR12, Class 2A2, 4s, 2035		770,667	780,300
FRB Ser. 12-RR11, Class 5A2, 4s, 2037		874,830	891,233
FRB Ser. 12-RR12, Class 4A2, 2.917s, 2036		1,410,000	789,600
FRB Ser. 09-RR11, Class 2A2, 2.47s, 2035		1,970,000	1,477,500
Ser. 09-RR7, Class 1A7, IO, 1.755s, 2046		39,227,498	1,765,237
Ser. 09-RR7, Class 2A7, IO, 1.567s, 2047		77,335,967	3,193,975

Bear Stearns Adjustable Rate Mortgage Trust
FRB Ser. 07-4, Class 12A1, 5.605s, 2037		1,605,236	1,372,958
FRB Ser. 05-4, Class 2A3, 2.632s, 2035		3,000,000	2,722,500
FRB Ser. 06-1, Class A1, 2.37s, 2036		857,651	825,489

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3,
Class M6, 5.079s, 2034		79,080	7,025

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046		13,692,555	440,900
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036		10,023,892	184,440

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR3,
Class 1A2A, 5.567s, 2036		3,331,999	3,082,099

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 11-2, Class 3A2, 10.308s, 2037		1,370,000	1,287,800
FRB Ser. 11-12, Class 2A2, 0.574s, 2035		2,080,000	1,580,800

Countrywide Alternative Loan Trust Ser. 07-HY9, Class X, IO,
0.65s, 2047		12,076,985	519,310

Countrywide Home Loans Ser. 07-16, Class A1, 6 1/2s, 2037		2,689,798	2,514,961

GSR Mortgage Loan Trust FRB Ser. 05-AR4, Class 3A5,
2.76s, 2035		2,100,000	1,890,000

Granite Mortgages PLC FRB
Ser. 03-2, Class 3C, 3.079s, 2043 (United Kingdom)	GBP	746,898	1,014,000
Ser. 03-2, Class 2C1, 2.754s, 2043 (United Kingdom)	EUR	2,002,000	2,326,880

Green Tree Financial Corp. Ser. 95-F, Class B2, 7.1s, 2021		$9,747	9,565

Harborview Mortgage Loan Trust FRB Ser. 05-9, Class 2A1C,
0.655s, 2035		1,493,443	1,336,632

JPMorgan Mortgage Trust FRB Ser. 07-A1, Class 3A4,
3.09s, 2035		1,254,609	1,002,741

Lavender Trust 144A Ser. 10-RR2A, Class A3, 6 1/4s, 2036		800,000	864,000

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO,
PO, 0.8s, 2047		7,615,148	243,685

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8, Class B3,
5.004s, 2034		94,854	40,257

Mortgage IT Trust FRB Ser. 05-3, Class A2, 0.554s, 2035		1,237,079	973,206

Nomura Resecuritization Trust 144A FRB Ser. 11-2RA,
Class 1A2, 5.318s, 2046		2,751,331	2,631,098

RBSSP Resecuritization Trust 144A FRB Ser. 09-12, Class 7A2,
5.241s, 2036		1,456,687	1,096,157

Structured Asset Mortgage Investments Trust Ser. 07-AR6,
Class X2, IO, 0 1/2s, 2047		46,828,152	1,114,510

Premier Income Trust	21

MORTGAGE-BACKED SECURITIES (44.3%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
WAMU Mortgage Pass-Through Certificates
FRB Ser. 07-HY6, Class 2A1, 4.784s, 2037	$6,020,156	$4,921,478
FRB Ser. 07-HY3, Class 2A1, 4.655s, 2037	5,660,002	4,754,402
FRB Ser. 07-HY1, Class 5A1, 4.646s, 2037	5,584,135	4,571,173
FRB Ser. 07-HY2, Class 1A1, 2.638s, 2036	1,263,524	1,039,249
FRB Ser. 05-AR12, Class 1A4, 2.47s, 2035	1,130,000	1,033,950
FRB Ser. 06-AR14, Class 1A4, 2.415s, 2036	1,223,923	1,015,856
FRB Ser. 06-AR1, Class 2A1B, 1.241s, 2046	5,674,913	4,937,174
FRB Ser. 06-AR1, Class 2A1C, 1.241s, 2046	4,347,433	2,608,460
FRB Ser. 06-AR9, Class 1A, 1.172s, 2046	7,323,969	5,932,415
FRB Ser. 06-AR17, Class 1A, 0.992s, 2046	4,493,482	3,370,112
FRB Ser. 06-AR17, Class 1A1, 0.982s, 2046	4,743,120	2,324,129
FRB Ser. 06-AR19, Class 1A, 0.912s, 2047	1,981,748	1,466,494
FRB Ser. 05-AR8, Class B1, 0.874s, 2045 F	6,221,369	2,993,709
FRB Ser. 05-AR19, Class A1C3, 0.704s, 2045	3,306,077	2,446,497
FRB Ser. 05-AR13, Class A1C3, 0.694s, 2045	10,138,318	7,933,234
FRB Ser. 05-AR17, Class A1C3, 0.684s, 2045 F	1,999,941	1,039,857
FRB Ser. 05-AR15, Class A1C3, 0.684s, 2045	2,520,646	1,310,736
FRB Ser. 05-AR8, Class 2AC2, 0.664s, 2045	2,999,615	2,602,166
FRB Ser. 05-AR11, Class A1B2, 0.654s, 2045	1,807,105	1,581,217
FRB Ser. 05-AR13, Class A1B2, 0.634s, 2045	2,156,208	1,908,244
FRB Ser. 05-AR17, Class A1B2, 0.614s, 2045	1,901,320	1,587,602
FRB Ser. 05-AR19, Class A1C4, 0.604s, 2045	1,257,772	957,794
FRB Ser. 05-AR11, Class A1B3, 0.604s, 2045	4,152,417	3,633,365
FRB Ser. 05-AR8, Class 2AC3, 0.594s, 2045	1,043,367	899,904
FRB Ser. 05-AR8, Class 2AB3, 0.564s, 2045	1,457,552	1,297,221
FRB Ser. 05-AR1, Class A3, 0.564s, 2045	1,167,615	1,039,178
FRB Ser. 05-AR6, Class 2AB3, 0.474s, 2045	1,005,654	895,032

Wells Fargo Mortgage Backed Securities Trust
Ser. 05-16, Class A18, 6s, 2036	1,380,000	1,442,100
Ser. 07-12, Class A7, 5 1/2s, 2037	762,216	794,610
FRB Ser. 07-AR3, Class A2, 5.373s, 2037	877,169	822,325
FRB Ser. 06-AR1, Class 2A5, 5.354s, 2036	2,040,000	2,050,200
FRB Ser. 06-AR11, Class A6, 5.082s, 2036	2,500,940	2,307,117
FRB Ser. 05-AR6, Class B1, 5.002s, 2035	1,331,223	1,200,384
FRB Ser. 05-AR16, Class 4A2, 2.65s, 2035	2,766,117	2,696,964
FRB Ser. 06-AR17, Class A1, 2.629s, 2036	1,963,885	1,738,627
FRB Ser. 06-AR2, Class 2A3, 2 5/8s, 2036	1,445,787	1,417,305

		166,595,658

Total mortgage-backed securities (cost $356,743,061)		$375,884,091

CORPORATE BONDS AND NOTES (31.0%)*	Principal amount	Value

Basic materials (2.3%)
ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)	$130,000	$163,500

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)	165,000	166,613

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022	295,000	303,113

Atkore International, Inc. company guaranty sr. notes
9 7/8s, 2018	765,000	843,413

22	Premier Income Trust

CORPORATE BONDS AND NOTES (31.0%)* cont.		Principal amount	Value

Basic materials cont.
Axiall Corp. 144A company guaranty sr. unsec. notes
4 7/8s, 2023		$40,000	$40,300

Boise Cascade LLC /Boise Cascade Finance Corp. 144A sr.
unsec. notes 6 3/8s, 2020 (United Kingdom)		70,000	73,150

Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4 5/8s, 2022 (Germany)		250,000	260,000

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		430,000	482,675

Cemex Finance, LLC 144A company guaranty sr. bonds
9 1/2s, 2016		880,000	939,400

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes
4 5/8s, 2021		460,000	462,875

Edgen Murray Corp. 144A company guaranty sr. notes
8 3/4s, 2020		235,000	240,288

Ferro Corp. sr. unsec. notes 7 7/8s, 2018		650,000	637,000

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s,
2019 (Australia)		290,000	311,025

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s,
2015 (Australia)		478,000	501,900

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s,
2018 (Australia)		420,000	434,616

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes
6 7/8s, 2022 (Australia)		255,000	263,925

Grohe Holding GmbH 144A company guaranty sr. notes FRN
4.183s, 2017 (Germany)	EUR	721,000	988,069

HD Supply, Inc. company guaranty sr. unsec. sub. notes
13 1/2s, 2015		$339,000	349,594

HD Supply, Inc. 144A company guaranty sr. unsec. notes
11 1/2s, 2020		754,000	868,985

HD Supply, Inc. 144A company guaranty sr. unsec. sub. notes
10 1/2s, 2021		208,000	213,200

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020		355,000	350,563

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020		500,000	492,500

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
company guaranty sr. notes 8 7/8s, 2018		310,000	313,100

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
144A company guaranty sr. notes 8 7/8s, 2018		190,000	192,850

Huntsman International, LLC company guaranty sr. unsec. sub.
notes 8 5/8s, 2021		661,000	756,845

Huntsman International, LLC company guaranty sr. unsec.
unsub. notes 4 7/8s, 2020		250,000	252,500

IAMGOLD Corp. 144A company guaranty sr. unsec. notes
6 3/4s, 2020 (Canada)		145,000	142,100

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015
(United Kingdom)		130,000	137,800

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s,
2020 (United Kingdom)		100,000	107,750

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes
Ser. REGS, 7 7/8s, 2016 (Luxembourg)	EUR	413,000	562,168

LyondellBasell Industries NV sr. unsec. notes 6s, 2021		$500,000	587,500

LyondellBasell Industries NV sr. unsec. unsub. notes
5 3/4s, 2024		525,000	607,688

Premier Income Trust	23

CORPORATE BONDS AND NOTES (31.0%)* cont.		Principal amount	Value

Basic materials cont.
LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019		$950,000	$1,047,375

Momentive Performance Materials, Inc. company guaranty
notes 9 1/2s, 2021	EUR	310,000	307,443

Momentive Performance Materials, Inc. company guaranty sr.
notes 10s, 2020		$81,000	81,810

Momentive Performance Materials, Inc. company guaranty sr.
notes 8 7/8s, 2020		185,000	190,550

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)		200,000	209,960

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		360,000	406,800

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s,
2019 (Australia)		175,000	186,375

Orion Engineered Carbons Bondco GmbH 144A company
guaranty sr. notes 9 5/8s, 2018 (Germany)		130,000	141,700

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s,
2017 (Sweden)		390,000	406,575

PQ Corp. 144A sr. notes 8 3/4s, 2018		315,000	332,325

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A
company guaranty sr. unsec. notes 10s, 2020		298,000	336,740

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company
guaranty sr. notes 9s, 2017		320,000	344,000

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020		75,000	82,688

SGL Carbon SE company guaranty sr. sub. notes FRN
Ser. EMTN, 1.442s, 2015 (Germany)	EUR	339,000	453,662

Smurfit Kappa Acquisitions 144A company guaranty sr. notes
4 7/8s, 2018 (Ireland)		$200,000	208,000

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes
6 3/8s, 2022		75,000	81,000

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes
6 1/8s, 2019		95,000	102,600

TPC Group, Inc. 144A company guaranty sr. sec. notes
8 3/4s, 2020		335,000	338,350

Tronox Finance, LLC 144A company guaranty sr. unsec. notes
6 3/8s, 2020		645,000	648,225

US Coatings Acquisition, Inc. /Flash Dutch 2 BV 144A company
guaranty sr. notes 5 3/4s, 2021 (Netherlands) ##		100,000	134,422

USG Corp. sr. unsec. notes 9 3/4s, 2018		274,000	320,580

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty
sr. notes 8 3/4s, 2019		73,000	28,653

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec.
notes 6s, 2023		125,000	127,500

			19,564,338
Capital goods (1.9%)
ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020		70,000	74,900

American Axle & Manufacturing, Inc. company guaranty sr.
unsec. notes 7 3/4s, 2019		799,000	882,895

ARD Finance SA sr. notes Ser. REGS, 11 1/8s, 2018
(Luxembourg) ‡‡	EUR	167,150	242,986

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg) ‡‡	EUR	118,080	171,653

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s,
2017 (Ireland)	EUR	190,000	278,056

24	Premier Income Trust

CORPORATE BONDS AND NOTES (31.0%)* cont.		Principal amount	Value

Capital goods cont.
Ardagh Packaging Finance PLC 144A company guaranty sr.
notes 7 3/8s, 2017 (Ireland)	EUR	130,000	$190,249

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
144A sr. notes 4 7/8s, 2022 (Ireland)		$200,000	199,500

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
144A sr. unsec. notes 7s, 2020 (Ireland)		365,000	367,738

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		689,000	761,345

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022		325,000	342,875

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018		199,000	222,383

Berry Plastics Corp. company guaranty unsub. notes
9 3/4s, 2021		56,000	65,660

Berry Plastics Holding Corp. company guaranty sr. unsec. sub.
notes 10 1/4s, 2016		425,000	434,563

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017 ‡‡		160,000	166,400

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)		115,000	116,438

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)		275,000	285,313

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6 7/8s, 2020		371,000	417,375

Consolidated Container Co. LLC/Consolidated Container
Capital, Inc. 144A company guaranty sr. unsec. notes
10 1/8s, 2020		118,000	127,735

Continental Rubber of America Corp. 144A notes 4 1/2s, 2019		195,000	198,900

Crown Americas LLC/Crown Americas Capital Corp. IV 144A
company guaranty sr. unsec. notes 4 1/2s, 2023		140,000	137,900

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)	EUR	100,000	147,123

Dematic SA/DH Services Luxembourg Sarl 144A company
guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)		$370,000	378,325

Exide Technologies sr. notes 8 5/8s, 2018		147,000	126,788

GrafTech International, Ltd. 144A company guaranty sr. unsec.
notes 6 3/8s, 2020		95,000	100,463

Kratos Defense & Security Solutions, Inc. company guaranty sr.
notes 10s, 2017		709,000	778,128

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		860,000	1,121,827

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes
5 7/8s, 2022		255,000	258,188

Mueller Water Products, Inc. company guaranty sr. unsec.
unsub. notes 8 3/4s, 2020		51,000	58,013

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016		735,000	716,625

Polypore International, Inc. company guaranty sr. unsec. notes
7 1/2s, 2017		265,000	288,188

Rexam PLC unsec. sub. bonds FRB 6 3/4s, 2067
(United Kingdom)	EUR	350,000	501,040

Rexel SA company guaranty sr. unsec. notes 8 1/4s,
2016 (France)	EUR	593,000	875,774

Rexel SA 144A company guaranty sr. unsec. unsub. notes
6 1/8s, 2019 (France)		$565,000	597,709

Reynolds Group Issuer, Inc. company guaranty sr. notes
7 7/8s, 2019		330,000	363,000

Reynolds Group Issuer, Inc. company guaranty sr. notes
7 1/8s, 2019		160,000	170,800

Premier Income Trust	25

CORPORATE BONDS AND NOTES (31.0%)* cont.	Principal amount	Value

Capital goods cont.
Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub.
notes 9 7/8s, 2019	$350,000	$381,500

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub.
notes 9s, 2019	185,000	195,175

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub.
notes 8 1/4s, 2021 (New Zealand)	120,000	125,700

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu company guaranty sr. notes
5 3/4s, 2020	235,000	240,288

Silver II Borrower/Silver II US Holdings, LLC 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2020 (Luxembourg)	150,000	157,125

Tenneco, Inc. company guaranty sr. unsec. unsub. notes
7 3/4s, 2018	345,000	376,913

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020	330,000	362,175

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021	495,000	520,988

Thermadyne Holdings Corp. company guaranty sr.
notes 9s, 2017	759,000	819,720

Thermon Industries, Inc. company guaranty sr. notes
9 1/2s, 2017	232,000	258,680

TransDigm, Inc. company guaranty unsec. sub. notes
7 3/4s, 2018	519,000	576,739

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
144A sr. notes 8 3/4s, 2019 (Luxembourg)	155,000	155,880

		16,337,738
Communication services (4.5%)
Altice Finco SA 144A sr. unsec. notes 9 7/8s,
2020 (Luxembourg)	230,000	251,850

Bresnan Broadband Holdings, LLC 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	153,000	165,240

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017	155,000	181,738

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020	400,000	452,000

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018	45,000	50,513

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 7 7/8s, 2018	231,000	246,881

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 6 1/2s, 2021	296,000	316,720

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 5 1/4s, 2022	425,000	420,750

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. unsub. notes 5 1/8s, 2023	160,000	157,600

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsub. notes 7s, 2019	317,000	343,549

Cequel Communications Escrow Capital Corp. 144A sr. unsec.
notes 6 3/8s, 2020	95,000	99,513

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes
8 3/4s, 2018	290,000	305,225

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes
8 1/4s, 2017	174,000	186,833

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s, 2015	811,000	878,921

Cricket Communications, Inc. company guaranty sr. unsec.
notes 7 3/4s, 2020	460,000	477,250

26	Premier Income Trust

CORPORATE BONDS AND NOTES (31.0%)* cont.		Principal amount	Value

Communication services cont.
Cricket Communications, Inc. company guaranty sr. unsub.
notes 7 3/4s, 2016		$1,110,000	$1,168,275

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019		160,000	177,800

Crown Castle International Corp. 144A sr. unsec. notes
5 1/4s, 2023		310,000	325,500

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		170,000	191,250

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)		717,000	760,020

DISH DBS Corp. company guaranty 7 1/8s, 2016		234,000	260,910

DISH DBS Corp. company guaranty 6 5/8s, 2014		1,214,000	1,303,533

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021		251,000	281,120

Equinix, Inc. sr. unsec. notes 7s, 2021		305,000	340,838

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021		145,000	171,100

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017		140,000	162,050

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018		1,586,000	1,823,900

Hughes Satellite Systems Corp. company guaranty sr. notes
6 1/2s, 2019		488,000	539,240

Hughes Satellite Systems Corp. company guaranty sr. unsec.
notes 7 5/8s, 2021		594,000	680,130

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s,
2017 (United Kingdom)		979,000	1,052,425

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes
7 1/2s, 2021 (Bermuda)		323,000	350,455

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s,
2022 (Bermuda)		190,000	193,088

Intelsat Luxembourg SA company guaranty sr. unsec. notes
11 1/2s, 2017 (Luxembourg) ‡‡		2,334,562	2,474,636

Intelsat Luxembourg SA company guaranty sr. unsec. notes
11 1/4s, 2017 (Luxembourg)		586,000	621,160

Kabel Deutschland GmbH 144A sr. bonds 6 1/2s,
2018 (Germany)	EUR	245,000	352,970

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 9 3/8s, 2019		$285,000	322,050

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 8 5/8s, 2020		332,000	371,840

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 8 1/8s, 2019		85,000	92,650

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub.
notes 7s, 2020		44,000	46,640

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019		131,000	145,410

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes
7 7/8s, 2018		945,000	1,025,325

NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016		839,000	811,733

NII Capital Corp. company guaranty sr. unsec. unsub. notes
8 7/8s, 2019		36,000	30,240

NII Capital Corp. company guaranty sr. unsec. unsub. notes
7 5/8s, 2021		159,000	125,411

PAETEC Holding Corp. company guaranty sr. unsec. notes
9 7/8s, 2018		371,000	428,041

Premier Income Trust	27

CORPORATE BONDS AND NOTES (31.0%)* cont.		Principal amount	Value

Communication services cont.
Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018
(United Kingdom)	GBP	410,000	$682,773

Quebecor Media, Inc. 144A sr. unsec. notes 5 3/4s,
2023 (Canada)		$413,000	432,618

Qwest Corp. sr. unsec. notes 7 1/2s, 2014		145,000	159,270

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		382,000	438,995

SBA Telecommunications, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2019		153,000	170,213

SBA Telecommunications, Inc. 144A company guaranty sr.
unsec. unsub. notes 5 3/4s, 2020		125,000	131,250

Sprint Capital Corp. company guaranty 8 3/4s, 2032		79,000	93,220

Sprint Capital Corp. company guaranty 6 7/8s, 2028		510,000	515,100

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		1,764,000	2,039,625

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		330,000	355,575

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017		370,000	434,750

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020		278,000	300,935

Sprint Nextel Corp. 144A company guaranty sr. unsec.
notes 9s, 2018		959,000	1,184,365

Sunrise Communications International SA 144A company
guaranty sr. notes 7s, 2017 (Luxembourg)	CHF	160,000	187,673

Sunrise Communications International SA 144A company
guaranty sr. notes 7s, 2017 (Luxembourg)	EUR	100,000	144,766

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s,
2024 (Luxembourg)	EUR	680,000	985,138

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s,
2022 (Luxembourg)		$200,000	289,133

Unitymedia GmbH company guaranty sr. notes Ser. REGS,
9 5/8s, 2019 (Germany)	EUR	678,000	1,023,898

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr.
notes 7 1/2s, 2019 (Germany)	EUR	305,000	452,755

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
144A company guaranty sr. notes 8 1/8s, 2017 (Germany)	EUR	383,549	561,577

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		$825,000	1,097,592

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)		677,000	1,018,398

Videotron Ltee company guaranty sr. unsec. unsub. notes 5s,
2022 (Canada)		20,000	20,900

Virgin Media Finance PLC company guaranty sr. unsec. bonds
8 7/8s, 2019 (United Kingdom)	GBP	79,000	140,971

Virgin Media Finance PLC company guaranty sr. unsec. unsub.
notes 5 1/4s, 2022 (United Kingdom)		$200,000	211,102

WideOpenWest Finance, LLC /WideOpenWest Capital Corp.
144A company guaranty sr. unsec. notes 10 1/4s, 2019		759,000	833,003

Wind Acquisition Finance SA 144A company guaranty sr. notes
7 3/8s, 2018 (Luxembourg)	EUR	760,000	1,076,322

Wind Acquisition Holdings Finance SA company guaranty sr.
notes 12 1/4s, 2017 (Luxembourg) ‡‡		$265,341	377,394

Windstream Corp. company guaranty sr. unsec. unsub. notes
8 1/8s, 2018		140,000	153,650

Windstream Corp. company guaranty sr. unsec. unsub. notes
7 7/8s, 2017		584,000	667,220

28	Premier Income Trust

CORPORATE BONDS AND NOTES (31.0%)* cont.	Principal amount	Value

Communication services cont.
Windstream Corp. company guaranty sr. unsec. unsub. notes
7 3/4s, 2021	$254,000	$277,495

Windstream Corp. 144A company guaranty sr. unsec. notes
6 3/8s, 2023	205,000	205,513

		37,827,512
Consumer cyclicals (4.9%)
Academy, Ltd./Academy Finance Corp. 144A company
guaranty sr. unsec. notes 9 1/4s, 2019	60,000	67,125

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes
11 5/8s, 2015	50,000	32,000

Affinion Group, Inc. company guaranty sr. unsec. notes
7 7/8s, 2018	955,000	768,775

Affinion Group, Inc. company guaranty sr. unsec. sub. notes
11 1/2s, 2015	560,000	474,600

AMC Entertainment, Inc. company guaranty sr. sub. notes
9 3/4s, 2020	361,000	420,565

American Casino & Entertainment Properties LLC sr.
notes 11s, 2014	522,000	532,440

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016 ‡‡	167,000	170,968

Ashtead Capital, Inc. 144A company guaranty sr. notes
6 1/2s, 2022	185,000	200,725

Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	600,000	678,000

Autonation, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2020	130,000	140,725

BC Mountain, LLC/BC Mountain Finance, Inc. 144A company
guaranty sr. unsec. notes 7s, 2021	60,000	61,800

Beazer Homes USA, Inc. company guaranty sr. unsec. notes
6 7/8s, 2015	172,000	174,365

Beazer Homes USA, Inc. 144A company guaranty sr. unsec.
notes 7 1/4s, 2023	199,000	200,493

Bon-Ton Department Stores, Inc. (The) 144A company guaranty
sr. notes 10 5/8s, 2017	605,000	601,975

Building Materials Corp. 144A company guaranty sr. notes
7 1/2s, 2020	235,000	257,325

Building Materials Corp. 144A sr. notes 7s, 2020	140,000	152,600

Building Materials Corp. 144A sr. notes 6 3/4s, 2021	360,000	396,900

Burlington Coat Factory Warehouse Corp. company guaranty sr.
unsec. notes 10s, 2019	320,000	348,000

Caesars Entertainment Operating Co., Inc. company guaranty sr.
notes 10s, 2018	596,000	406,025

Caesars Entertainment Operating Co., Inc. sr. notes
11 1/4s, 2017	394,000	421,580

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 9 1/8s, 2018	170,000	190,400

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018	265,000	261,688

Choice Hotels International, Inc. company guaranty sr. unsec.
unsub. notes 5 3/4s, 2022	175,000	194,688

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes
8 1/4s, 2021	705,000	782,550

Premier Income Trust	29

CORPORATE BONDS AND NOTES (31.0%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
7 3/8s, 2021		$100,000	$110,750

CityCenter Holdings LLC/CityCenter Finance Corp. company
guaranty 10 3/4s, 2017 ‡‡		740,150	816,941

Clear Channel Communications, Inc. company guaranty sr.
notes 9s, 2021		313,000	291,090

Clear Channel Communications, Inc. 144A company guaranty sr.
notes 9s, 2019		603,000	571,343

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. notes 7 5/8s, 2020		461,000	479,440

Clear Channel Worldwide Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 1/2s, 2022		315,000	335,475

Cumulus Media Holdings, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2019		611,000	609,473

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019 R		695,000	745,388

FelCor Lodging LP 144A sr. notes 5 5/8s, 2023 R		115,000	116,006

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018		890,000	975,702

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021		250,000	285,305

Gray Television, Inc. company guaranty sr. unsec. notes
7 1/2s, 2020		290,000	301,600

Great Canadian Gaming Corp. 144A company guaranty sr.
unsec. notes 6 5/8s, 2022 (Canada)	CAD	600,000	623,533

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s, 2040 (Mexico)		$195,000	246,253

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)		128,000	150,696

Hanesbrands, Inc. company guaranty sr. unsec. notes
6 3/8s, 2020		407,000	440,578

Host Hotels & Resorts LP company guaranty sr. unsec. unsub.
notes 4 3/4s, 2023 R		67,000	70,350

Igloo Holdings Corp. 144A sr. unsec. unsub. notes
8 1/4s, 2017 ‡‡		225,000	229,500

Interactive Data Corp. company guaranty sr. unsec. notes
10 1/4s, 2018		608,000	688,560

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub.
notes 8 7/8s, 2020		295,000	322,288

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub.
notes 7 3/4s, 2019		821,000	886,680

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	621,000	868,490

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1,
7 1/2s, 2020	EUR	75,000	110,912

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017		$718,000	836,470

Jo-Ann Stores Holdings, Inc. 144A sr. notes 9 3/4s, 2019 ‡‡		175,000	178,500

K Hovnanian Enterprises, Inc. 144A company guaranty notes
9 1/8s, 2020		120,000	132,000

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020		260,000	285,675

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014		225,000	245,250

Lamar Media Corp. company guaranty sr. sub. notes
5 7/8s, 2022		130,000	143,000

Lear Corp. 144A company guaranty sr. unsec. notes
4 3/4s, 2023		460,000	457,700

30	Premier Income Trust

CORPORATE BONDS AND NOTES (31.0%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Lender Processing Services, Inc. company guaranty sr. unsec.
unsub. notes 5 3/4s, 2023		$460,000	$485,300

Lennar Corp. 144A company guaranty sr. unsec. notes
4 3/4s, 2022		160,000	156,800

Limited Brands, Inc. company guaranty sr. unsec. notes
6 5/8s, 2021		695,000	787,088

Limited Brands, Inc. sr. notes 5 5/8s, 2022		190,000	203,300

Lottomatica Group SpA sub. notes FRN Ser. REGS, 8 1/4s,
2066 (Italy)	EUR	730,000	1,025,034

Macy’s Retail Holdings, Inc. company guaranty sr. unsec.
notes 5.9s, 2016		$196,000	228,610

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s,
2015 (In default) †		760,000	60,800

Masonite International Corp., 144A company guaranty sr. notes
8 1/4s, 2021 (Canada)		274,000	301,400

MGM Resorts International company guaranty sr. unsec. notes
7 5/8s, 2017		770,000	844,113

MGM Resorts International company guaranty sr. unsec. notes
6 7/8s, 2016		145,000	155,150

MGM Resorts International company guaranty sr. unsec. unsub.
notes 7 3/4s, 2022		255,000	279,225

MGM Resorts International company guaranty sr. unsec. unsub.
notes 6 5/8s, 2021		90,000	92,700

MGM Resorts International 144A company guaranty sr. unsec.
notes 6 3/4s, 2020		285,000	299,250

MTR Gaming Group, Inc. company guaranty notes
11 1/2s, 2019 ‡‡		1,206,979	1,279,398

Navistar International Corp. sr. notes 8 1/4s, 2021		585,000	574,031

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019		665,000	684,950

New Academy Finance Co., LLC/New Academy Finance Corp.
144A sr. unsec. notes 8s, 2018 ‡‡		90,000	92,475

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 7/8s, 2020		200,000	208,500

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr.
unsec. notes 7 3/4s, 2018 (Netherlands)		65,000	72,394

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes
4 1/2s, 2020 (Netherlands)		219,000	215,168

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018		666,000	755,910

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021		258,000	292,185

Owens Corning company guaranty sr. unsec. notes 9s, 2019		211,000	264,278

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019		115,000	131,100

Penske Automotive Group, Inc. 144A company guaranty sr. sub.
notes 5 3/4s, 2022		365,000	375,038

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes
9 1/4s, 2018		235,000	259,969

Petco Holdings, Inc. 144A sr. notes 8 1/2s, 2017 ‡‡		165,000	169,950

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes
8 5/8s, 2017		120,000	128,400

Polish Television Holding BV sr. notes stepped-coupon
Ser. REGS, 11 1/4s (13s, 11/15/14), 2017 (Netherlands) ††	EUR	790,000	1,148,189

Premier Income Trust	31

CORPORATE BONDS AND NOTES (31.0%)* cont.		Principal amount	Value

Consumer cyclicals cont.
QVC, Inc. 144A sr. notes 7 1/2s, 2019		$275,000	$303,925

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019		120,000	132,000

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 9 1/2s, 2019		125,000	135,625

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		354,000	382,320

Sabre, Inc. 144A sr. notes 8 1/2s, 2019		401,000	432,078

Schaeffler Finance BV 144A company guaranty sr. notes 8 3/4s,
2019 (Germany)	EUR	595,000	908,878

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s,
2019 (Germany)		$200,000	227,000

Sealy Mattress Co. 144A company guaranty sr. notes
10 7/8s, 2016		174,000	186,180

Sinclair Television Group, Inc. 144A sr. notes 6 1/8s, 2022		165,000	176,138

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022		50,000	50,875

Six Flags Entertainment Corp. 144A company guaranty sr.
unsec. unsub. notes 5 1/4s, 2021		300,000	298,500

Spectrum Brands Escrow Corp. 144A sr. unsec. notes
6 5/8s, 2022		25,000	27,000

Spectrum Brands Escrow Corp. 144A sr. unsec. notes
6 3/8s, 2020		30,000	32,025

Spectrum Brands Holdings, Inc. company guaranty sr. notes
9 1/2s, 2018		879,000	994,369

Spectrum Brands Holdings, Inc. 144A sr. notes 6 3/4s, 2020		255,000	275,400

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A notes 8 5/8s, 2016		70,000	75,250

Tempur-Pedic International, Inc. 144A company guaranty sr.
unsec. unsub. notes 6 7/8s, 2020		70,000	74,375

Toys R Us Property Co., LLC company guaranty sr. notes
8 1/2s, 2017		135,000	142,088

Toys R Us Property Co., LLC company guaranty sr. unsec. notes
10 3/4s, 2017		428,000	460,100

Travelport, LLC company guaranty sr. unsec. sub. notes
11 7/8s, 2016		299,000	207,805

Travelport, LLC company guaranty sr. unsec. unsub. notes
9 7/8s, 2014		55,000	51,838

Travelport, LLC 144A sr. notes Ser. B, 6.308s, 2016 ‡‡		117,784	106,595

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec.
notes 9s, 2016		304,000	268,280

TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		800,000	926,000

TVN Finance Corp. III AB 144A company guaranty sr. unsec.
notes 7 7/8s, 2018 (Sweden)	EUR	50,000	71,510

Univision Communications, Inc. 144A company guaranty sr.
unsec. notes 8 1/2s, 2021		$229,000	243,885

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019		455,000	477,750

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018		821,000	911,310

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes
10 1/4s, 2016 (no set date to PIK expiration) ‡‡		305,000	314,153

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		801,000	865,080

			41,820,297

32	Premier Income Trust

CORPORATE BONDS AND NOTES (31.0%)* cont.		Principal amount	Value

Consumer staples (1.7%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. notes 9 3/4s, 2015	BRL	1,500,000	$826,422

Avis Budget Car Rental, LLC company guaranty sr. unsec.
unsub. notes 9 5/8s, 2018		$275,000	305,250

Avis Budget Car Rental, LLC company guaranty sr. unsec.
unsub. notes 8 1/4s, 2019		115,000	127,363

Burger King Corp. company guaranty sr. unsec. notes
9 7/8s, 2018		432,000	493,560

CKE Holdings, Inc. 144A sr. unsec. notes 10 1/2s, 2016 ‡‡		259,327	277,804

Claire’s Stores, Inc. company guaranty sr. notes 8 7/8s, 2019		284,000	278,320

Claire’s Stores, Inc. 144A sr. notes 9s, 2019		695,000	759,288

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 7 1/4s, 2016		142,000	162,590

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 6s, 2022		200,000	225,000

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 4 5/8s, 2023		95,000	96,663

Corrections Corporation of America company guaranty sr. notes
7 3/4s, 2017		599,000	632,694

Dean Foods Co. company guaranty sr. unsec. unsub.
notes 7s, 2016		279,000	309,690

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		265,000	301,438

Dole Food Co., Inc. 144A sr. notes 8s, 2016		207,000	216,315

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		380,000	422,750

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018
(United Kingdom)	GBP	300,000	472,745

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s,
2023 (Austria)		$310,000	299,126

HDTFS, Inc. 144A company guaranty sr. notes 6 1/4s, 2022		70,000	75,950

HDTFS, Inc. 144A company guaranty sr. notes 5 7/8s, 2020		70,000	74,375

Hertz Corp. (The) company guaranty sr. unsec. notes
7 1/2s, 2018		155,000	170,113

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s,
2015 (Netherlands)	EUR	360,000	520,454

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
8 1/4s, 2020		$150,000	161,250

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
7 1/4s, 2021		810,000	840,375

Landry’s Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		245,000	254,800

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020		461,000	496,151

Post Holdings, Inc. company guaranty sr. unsec. notes
7 3/8s, 2022		210,000	233,100

Prestige Brands, Inc. company guaranty sr. unsec. notes
8 1/4s, 2018		500,000	548,750

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		620,000	633,950

Rite Aid Corp. company guaranty sr. unsec. unsub. notes
9 1/2s, 2017		643,000	671,131

Rite Aid Corp. company guaranty sr. unsec. unsub. notes
9 1/4s, 2020		535,000	595,188

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020		125,000	142,500

Premier Income Trust	33

CORPORATE BONDS AND NOTES (31.0%)* cont.		Principal amount	Value

Consumer staples cont.
Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022		$340,000	$374,000

United Rentals North America, Inc. company guaranty sr. unsec.
notes 7 5/8s, 2022		356,000	396,050

United Rentals North America, Inc. company guaranty sr. unsec.
unsub. notes 9 1/4s, 2019		1,044,000	1,197,990

United Rentals North America, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2023		90,000	96,075

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020		164,000	170,150

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018		37,000	39,683

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		447,000	473,820

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020		61,000	65,346

			14,438,219
Energy (6.2%)
Access Midstream Partners LP/ACMP Finance Corp. company
guaranty sr. unsec. unsub. notes 4 7/8s, 2023		515,000	513,713

Access Midstream Partners, LP/ACMP Finance Corp. company
guaranty sr. unsec. notes 5 7/8s, 2021		309,000	326,768

Access Midstream Partners, LP/ACMP Finance Corp. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2022		145,000	154,063

Alpha Natural Resources, Inc. company guaranty sr. unsec.
notes 6 1/4s, 2021		300,000	267,000

Alpha Natural Resources, Inc. company guaranty sr. unsec.
notes 6s, 2019		316,000	285,980

Anadarko Petroleum Corp. sr. notes 5.95s, 2016		666,000	762,637

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020		112,000	100,240

Arch Coal, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2019		383,000	345,658

Atlas Pipeline Partners LP /Atlas Pipeline Finance Corp. 144A
company guaranty sr. notes 6 5/8s, 2020		140,000	147,000

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020		115,000	125,063

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017		360,000	387,000

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes
8 5/8s, 2018		694,000	747,785

Chaparral Energy, Inc. company guaranty sr. unsec. notes
9 7/8s, 2020		325,000	372,938

Chaparral Energy, Inc. company guaranty sr. unsec. notes
8 1/4s, 2021		5,000	5,550

Chesapeake Energy Corp. company guaranty sr. unsec. bonds
6 1/4s, 2017	EUR	145,000	208,928

Chesapeake Energy Corp. company guaranty sr. unsec. notes
9 1/2s, 2015		$1,150,000	1,302,375

Chesapeake Energy Corp. company guaranty sr. unsec. unsub.
notes 6.775s, 2019		94,000	95,175

Concho Resources, Inc. company guaranty sr. unsec. notes
6 1/2s, 2022		515,000	561,350

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2023		120,000	126,000

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2022		204,000	216,240

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)	CAD	515,000	325,342

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)		$197,000	124,603

34	Premier Income Trust

CORPORATE BONDS AND NOTES (31.0%)* cont.		Principal amount	Value

Energy cont.
CONSOL Energy, Inc. company guaranty sr. unsec. notes
8 1/4s, 2020		$293,000	$317,173

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8s, 2017		1,667,000	1,800,360

Continental Resources, Inc. company guaranty sr. unsec.
notes 5s, 2022		795,000	846,675

Crosstex Energy LP/Crosstex Energy Finance Corp. company
guaranty sr. unsec. notes 8 7/8s, 2018		850,000	912,688

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A
company guaranty sr. unsec. notes 7 1/8s, 2022		150,000	157,125

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
8 1/4s, 2020		302,000	336,730

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
6 3/8s, 2021		74,000	80,660

EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018		882,000	844,515

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes
6 1/2s, 2021		234,000	236,340

Forbes Energy Services Ltd. company guaranty sr. unsec.
notes 9s, 2019		340,000	302,600

FTS International Services, LLC/FTS International Bonds, Inc.
144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018		305,000	315,675

Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s, 2037 (Russia)		780,000	995,257

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s,
2037 (Russia)		575,000	718,750

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes
9 1/4s, 2019 (Russia)		1,855,000	2,433,148

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes
8.146s, 2018 (Russia)		316,000	385,804

Gazprom Via OAO White Nights Finance BV notes 10 1/2s,
2014 (Russia)		485,000	527,835

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub.
notes 8 7/8s, 2019		451,000	441,980

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes
7 3/4s, 2020		409,000	431,495

Halcon Resources Corp. 144A sr. unsec. notes 8 7/8s, 2021		869,000	927,658

Hercules Offshore, Inc. 144A company guaranty sr. notes
7 1/8s, 2017		40,000	42,700

Hiland Partners LP /Hiland Partners Finance Corp. 144A
company guaranty sr. notes 7 1/4s, 2020		190,000	205,675

Infinis PLC 144A sr. notes 9 1/8s, 2014 (United Kingdom)	GBP	222,000	354,803

Key Energy Services, Inc. company guaranty unsec. unsub.
notes 6 3/4s, 2021		$175,000	175,875

Key Energy Services, Inc. 144A company guaranty sr. unsec.
notes 6 3/4s, 2021		100,000	100,000

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub.
notes 8 1/8s, 2019		125,000	139,375

Laredo Petroleum, Inc. company guaranty sr. unsec. notes
7 3/8s, 2022		150,000	162,375

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2019		433,000	489,290

Premier Income Trust	35

CORPORATE BONDS AND NOTES (31.0%)* cont.	Principal amount	Value

Energy cont.
Lone Pine Resources Canada, Ltd. company guaranty sr. unsec.
notes 10 3/8s, 2017 (Canada)	$184,000	$174,800

Lukoil International Finance BV 144A company guaranty sr.
unsec. unsub. bonds 6.656s, 2022 (Russia)	1,080,000	1,304,100

MEG Energy Corp. 144A company guaranty sr. unsec. notes
6 1/2s, 2021 (Canada)	528,000	554,400

MEG Energy Corp. 144A company guaranty sr. unsec. notes
6 3/8s, 2023 (Canada)	242,000	252,285

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016	520,000	387,400

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes
9 1/2s, 2014 (Ukraine)	620,000	640,875

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	180,000	197,550

Northern Oil and Gas, Inc. company guaranty sr. unsec.
notes 8s, 2020	375,000	393,750

Oasis Petroleum, Inc. company guaranty sr. unsec. notes
6 7/8s, 2023	250,000	272,500

Offshore Group Investment, Ltd. company guaranty sr. notes
11 1/2s, 2015 (Cayman Islands)	316,000	342,860

Offshore Group Investment, Ltd. 144A company guaranty sr.
notes 7 1/2s, 2019 (Cayman Islands)	460,000	470,350

Peabody Energy Corp. company guaranty sr. unsec. notes
7 3/8s, 2016	543,000	619,020

Peabody Energy Corp. company guaranty sr. unsec. unsub.
notes 6 1/2s, 2020	44,000	46,310

Pemex Project Funding Master Trust company guaranty sr.
unsec. unsub. bonds 6 5/8s, 2035 (Mexico)	340,000	410,550

Pemex Project Funding Master Trust company guaranty unsec.
unsub. notes 6 5/8s, 2038 (Mexico)	325,000	392,438

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s,
2022 (Indonesia)	270,000	290,250

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s,
2020 (Canada)	728,000	742,560

Petrobras International Finance Co. company guaranty sr. unsec.
notes 7 7/8s, 2019 (Brazil)	960,000	1,181,981

Petrobras International Finance Co. company guaranty sr. unsec.
notes 6 7/8s, 2040 (Brazil)	140,000	165,554

Petrobras International Finance Co. company guaranty sr. unsec.
notes 5 3/8s, 2021 (Brazil)	960,000	1,051,793

Petrohawk Energy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014	225,000	238,174

Petroleos de Venezuela SA company guaranty sr. unsec. notes
5 1/4s, 2017 (Venezuela)	4,530,000	3,969,186

Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5 3/8s, 2027 (Venezuela)	650,000	471,569

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)	910,000	871,844

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s,
2015 (Venezuela)	2,205,000	2,021,059

Petroleos de Venezuela SA 144A company guaranty sr. notes
8 1/2s, 2017 (Venezuela)	3,695,000	3,621,100

36	Premier Income Trust

CORPORATE BONDS AND NOTES (31.0%)* cont.		Principal amount	Value

Energy cont.
Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 12 3/4s, 2022 (Venezuela)		$760,000	$862,600

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 8s, 2013 (Venezuela)		315,000	318,780

Petroleos Mexicanos company guaranty unsec. unsub. notes 8s,
2019 (Mexico)		1,440,000	1,843,200

Plains Exploration & Production Co. company guaranty sr.
unsec. notes 6 5/8s, 2021		325,000	359,531

Range Resources Corp. company guaranty sr. sub. notes
6 3/4s, 2020		350,000	384,125

Range Resources Corp. company guaranty sr. unsec. sub.
notes 5s, 2022		175,000	183,750

Rosetta Resources, Inc. company guaranty sr. unsec. notes
9 1/2s, 2018		290,000	323,350

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020		175,000	179,375

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020		950,000	1,010,563

SandRidge Energy, Inc. company guaranty sr. unsec. unsub.
notes 7 1/2s, 2021		11,000	11,660

SandRidge Energy, Inc. 144A company guaranty sr. unsec.
unsub. notes 8s, 2018		1,344,000	1,411,200

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018		385,000	406,175

SM Energy Co. sr. unsec. notes 6 5/8s, 2019		190,000	200,925

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		75,000	80,625

Suburban Propane Partners LP/Suburban Energy Finance Corp.
sr. unsec. notes 7 3/8s, 2021		304,000	331,360

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021		385,000	399,438

Williams Cos., Inc. (The) notes 7 3/4s, 2031		158,000	197,397

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017		750,000	783,750

			52,556,031
Financials (4.0%)
ACE Cash Express, Inc. 144A sr. notes 11s, 2019		276,000	272,205

Air Lease Corp. company guaranty sr. unsec. unsub. notes
4 3/4s, 2020		210,000	207,900

Air Lease Corp. sr. unsec. notes 5 5/8s, 2017		380,000	400,900

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017		335,000	372,719

Ally Financial, Inc. company guaranty sr. unsec. unsub.
notes 8.3s, 2015		240,000	267,300

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
7 1/2s, 2020		1,320,000	1,587,300

American International Group, Inc. jr. sub. bonds FRB
8.175s, 2058		315,000	409,500

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)		375,000	405,938

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)		1,080,000	1,175,294

Boparan Finance PLC 144A company guaranty sr. unsec. unsub.
bonds 9 3/4s, 2018 (United Kingdom)	EUR	135,000	206,038

Boparan Holdings Ltd. 144A company guaranty sr. unsec.
unsub. notes 9 7/8s, 2018 (United Kingdom)		$345,000	612,830

Brookfield Residential Properties, Inc. 144A company guaranty
sr. unsec. notes 6 1/2s, 2020 (Canada)		370,000	390,350

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes
6 5/8s, 2020		135,000	147,488

Premier Income Trust	37

CORPORATE BONDS AND NOTES (31.0%)* cont.		Principal amount	Value

Financials cont.
CIT Group, Inc. sr. unsec. notes 5s, 2022		$920,000	$971,632

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		310,000	336,350

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018		470,000	526,400

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019		380,000	406,600

Community Choice Financial, Inc. company guaranty sr. notes
10 3/4s, 2019		395,000	375,250

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031		500,000	516,250

Dresdner Funding Trust I 144A bonds 8.151s, 2031		579,000	597,818

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019		538,000	558,175

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub.
FRB 6.071s, Perpetual maturity (Jersey)		351,000	307,125

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub.
bonds FRB 5.13s, Perpetual maturity (Jersey)	EUR	486,000	658,618

Hub International Ltd. 144A company guaranty sr. notes
8 1/8s, 2018		$155,000	160,813

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 8s, 2018		895,000	958,769

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		126,000	138,600

International Lease Finance Corp. sr. unsec. unsub. notes
5 7/8s, 2022		455,000	489,125

International Lease Finance Corp. sr. unsec. unsub. notes
4 7/8s, 2015		175,000	182,000

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018 R		265,000	275,600

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s, 2049
(United Kingdom)		299,000	316,566

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		670,000	729,764

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. notes 6 7/8s, 2021 R		177,000	194,258

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. unsub. notes 6 3/8s, 2022 R		255,000	273,488

National Money Mart Co. company guaranty sr. unsec. unsub.
notes 10 3/8s, 2016 (Canada)		174,000	192,053

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A
company guaranty sr. unsec. notes 7 7/8s, 2020		185,000	201,650

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020		278,000	286,340

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017		438,000	443,475

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021		487,000	478,478

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016		230,000	269,675

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		300,000	338,250

RBS Capital Trust III bank guaranty jr. unsec. sub. notes 5.512s,
Perpetual maturity (United Kingdom)		525,000	414,750

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds
7.092s, 2049 (United Kingdom)		700,000	855,415

Royal Bank of Scotland PLC (The) jr. sub. notes FRN Ser. MTN,
7.64s, 2049 (United Kingdom)		600,000	552,465

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A
notes 7 1/8s, 2014 (Russia)		775,000	809,798

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr.
unsec. notes 5.298s, 2017 (Russia)		550,000	589,066

38	Premier Income Trust

CORPORATE BONDS AND NOTES (31.0%)* cont.		Principal amount	Value

Financials cont.
Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s,
2022 (Luxembourg)		$500,000	$569,258

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s,
2017 (Luxembourg)		1,160,000	1,242,650

State Bank of India/London 144A sr. unsec. notes 4 1/2s,
2015 (India)		360,000	378,410

UBS AG/Jersey Branch jr. unsec. sub. FRB 4.28s, Perpetual
maturity (Jersey)	EUR	182,000	240,074

UBS AG/Jersey Branch jr. unsec. sub. notes FRN Ser. EMTN,
7.152s, Perpetual maturity (Jersey)	EUR	400,000	583,599

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds
8 3/8s, 2015 (United Kingdom)		$425,000	428,188

Vnesheconombank Via VEB Finance PLC 144A bank guaranty,
sr. unsec. unsub. bonds 6.8s, 2025 (Russia)		468,000	567,450

VTB Bank OJSC 144A jr. sub. notes FRN 9 1/2s, 2049 (Russia)		1,650,000	1,797,164

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s,
2035 (Russia)		1,065,000	1,147,538

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)		3,196,000	3,555,550

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 1/4s, 2035 (Russia)		2,406,000	2,592,465

			33,962,724
Health care (2.1%)
AmSurg Corp. 144A company guaranty sr. unsec. unsub. notes
5 5/8s, 2020		308,000	321,860

Aviv Healthcare Properties LP company guaranty sr. unsec.
notes 7 3/4s, 2019		325,000	348,563

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)	EUR	364,000	518,433

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020		$510,000	535,500

Capella Healthcare, Inc. company guaranty sr. unsec. notes
9 1/4s, 2017		380,000	410,400

Capsugel FinanceCo SCA 144A company guaranty sr. unsec.
notes 9 7/8s, 2019	EUR	455,000	693,004

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017 ‡‡		$470,000	482,925

CHS/Community Health Systems, Inc. company guaranty sr.
notes 5 1/8s, 2018		360,000	378,900

CHS/Community Health Systems, Inc. company guaranty sr.
unsec. unsub. notes 8s, 2019		182,000	199,745

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s,
2017 (Luxembourg)	EUR	160,000	233,335

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s,
2018 (Luxembourg)		$1,070,000	1,190,375

Emergency Medical Services Corp. company guaranty sr. unsec.
notes 8 1/8s, 2019		504,000	551,880

Endo Health Solutions, Inc. company guaranty sr. unsec.
notes 7s, 2019		290,000	316,100

Fresenius Medical Care US Finance II, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2019		370,000	400,525

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		125,000	142,500

Grifols, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018		36,000	39,510

HCA, Inc. sr. notes 6 1/2s, 2020		1,454,000	1,624,845

Premier Income Trust	39

CORPORATE BONDS AND NOTES (31.0%)* cont.	Principal amount	Value

Health care cont.
HCA, Inc. sr. unsec. notes 7 1/2s, 2022	$128,000	$147,520

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017	740,000	782,550

Hologic, Inc. 144A company guaranty sr. unsec. notes
6 1/4s, 2020	110,000	118,250

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr.
unsec. notes 8 3/8s, 2019	758,000	769,370

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020	202,000	210,585

Jaguar Holding Co. I 144A sr. notes 9 3/8s, 2017 ‡‡	190,000	201,400

Kinetics Concepts/KCI USA 144A company guaranty notes
10 1/2s, 2018	396,000	423,720

Kinetics Concepts/KCI USA 144A company guaranty sr. unsec.
notes 12 1/2s, 2019	291,000	280,088

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018	345,000	384,675

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2022 R	277,000	302,623

Priory Group No. 3 PLC 144A company guaranty sr. notes 7s,
2018 (United Kingdom)	754,000	1,256,366

Rottapharm Ltd. 144A sr. unsec. notes 6 1/8s, 2019 (Ireland)	275,000	385,538

Service Corporation International sr. notes 7s, 2019	180,000	197,775

Sky Growth Acquisition Corp. 144A company guaranty sr.
unsec. notes 7 3/8s, 2020	353,000	360,060

Stewart Enterprises, Inc. company guaranty sr. unsec. notes
6 1/2s, 2019	430,000	460,100

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017	640,000	669,600

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015	329,569	335,748

Teleflex, Inc. company guaranty sr. unsec. sub. notes
6 7/8s, 2019	370,000	401,450

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018	276,000	321,195

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018	455,000	498,794

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019	471,000	532,230

Tenet Healthcare Corp. 144A company guaranty sr. notes
4 1/2s, 2021	115,000	113,131

Valeant Pharmaceuticals International 144A company guaranty
sr. notes 7s, 2020	70,000	74,200

Valeant Pharmaceuticals International 144A company guaranty
sr. unsec. notes 6 7/8s, 2018	170,000	180,200

Valeant Pharmaceuticals International 144A sr. notes
6 3/4s, 2017	70,000	74,375

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016	16,000	12,240

VPI Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020	70,000	72,100

		17,954,283
Technology (1.2%)
Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020	76,000	64,790

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015	252,000	240,030

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	552,000	527,160

Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 ‡‡	288,000	292,320

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	643,000	651,038

Ceridian Corp. 144A sr. notes 8 7/8s, 2019	130,000	145,275

40	Premier Income Trust

CORPORATE BONDS AND NOTES (31.0%)* cont.		Principal amount	Value

Technology cont.
CyrusOne LP/CyrusOne Finance Corp. 144A company guaranty
sr. unsec. unsub. notes 6 3/8s, 2022		$100,000	$106,750

Epicor Software Corp. company guaranty sr. unsec. notes
8 5/8s, 2019		183,000	197,183

Fidelity National Information Services, Inc. company guaranty sr.
unsec. notes 7 7/8s, 2020		258,000	291,863

Fidelity National Information Services, Inc. company guaranty sr.
unsec. notes 7 5/8s, 2017		172,000	185,760

First Data Corp. company guaranty sr. unsec. notes
12 5/8s, 2021		956,000	1,018,140

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015		783,603	807,601

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		537,000	553,110

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020		175,000	193,813

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019		235,000	247,338

First Data Corp. 144A company guaranty sr. unsec. notes
11 1/4s, 2021		315,000	314,213

Freescale Semiconductor, Inc. company guaranty sr. unsec.
notes 10 3/4s, 2020		85,000	94,350

Freescale Semiconductor, Inc. 144A company guaranty sr. notes
10 1/8s, 2018		855,000	949,050

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019		125,000	141,250

Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		1,035,000	1,085,456

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		290,000	319,725

SunGard Data Systems, Inc. 144A company guaranty sr. sub.
notes 6 5/8s, 2019		265,000	273,613

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020		344,000	374,960

Syniverse Holdings, Inc. company guaranty sr. unsec. notes
9 1/8s, 2019		431,000	468,713

Techem Energy Metering Service GmbH 144A sr. sub. bonds
7 7/8s, 2020 (Germany)		380,000	555,245

			10,098,746
Transportation (0.3%)
Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s,
2018 (Luxembourg)	CHF	1,111,000	1,291,009

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s,
2018 (Luxembourg)		$170,000	180,200

Air Medical Group Holdings, Inc. company guaranty sr. notes
9 1/4s, 2018		466,000	514,930

Swift Services Holdings, Inc. company guaranty sr.
notes 10s, 2018		725,000	818,344

Western Express, Inc. 144A sr. notes 12 1/2s, 2015		99,000	62,618

			2,867,101
Utilities and power (1.9%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		1,140,000	1,316,700

AES Corp. (The) sr. unsec. unsub. notes 7 3/8s, 2021		310,000	345,650

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020		342,000	376,200

Calpine Corp. 144A sr. notes 7 1/4s, 2017		896,000	949,760

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)		615,000	743,168

Dynegy Holdings, LLC bonds 7 3/4s, 2019		940,000	1,175

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016 (In default) †		289,000	140,165

Premier Income Trust	41

CORPORATE BONDS AND NOTES (31.0%)* cont.		Principal amount	Value

Utilities and power cont.
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013 (In default) †		$135,000	$66,150

Edison Mission Energy sr. unsec. notes 7.2s, 2019 (In default) †		292,000	143,080

Edison Mission Energy sr. unsec. notes 7s, 2017 (In default) †		44,000	21,450

El Paso Corp. sr. unsec. notes 7s, 2017		160,000	183,420

El Paso Natural Gas Co. debs. 8 5/8s, 2022		577,000	781,965

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
sr. notes 10s, 2020		784,000	899,640

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
144A notes 11 3/4s, 2022		220,000	250,525

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
144A sr. notes 10s, 2020		1,390,000	1,591,550

Energy Transfer Equity LP company guaranty sr. unsec. notes
7 1/2s, 2020		692,000	797,530

EP Energy LLC /Everest Acquisition Finance, Inc. company
guaranty sr. notes 6 7/8s, 2019		170,000	183,600

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2022		120,000	129,000

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020		600,000	675,000

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec.
notes 8 1/8s, 2017		240,000	243,600

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		644,000	740,600

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		105,000	124,688

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016		220,000	246,400

Majapahit Holding BV 144A company guaranty sr. unsec. notes
7 3/4s, 2020 (Indonesia)		1,525,000	1,909,895

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019		180,000	207,900

NRG Energy, Inc. company guaranty sr. unsec. notes
7 7/8s, 2021		1,375,000	1,540,000

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020		255,000	303,615

Regency Energy Partners company guaranty sr. unsec. unsub.
notes 5 1/2s, 2023		280,000	296,800

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028		145,000	192,603

Texas Competitive/Texas Competitive Electric Holdings Co., LLC
144A company guaranty sr. notes 11 1/2s, 2020		205,000	161,950

Vattenfall AB jr. unsec. sub. bonds FRB 5 1/4s, Perpetual
maturity (Sweden)	EUR	364,000	522,639

			16,086,418

Total corporate bonds and notes (cost $248,705,743)			$263,513,407

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (23.4%)*		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (5.2%)
Government National Mortgage Association Pass-Through Certificates
6 1/2s, November 20, 2038		$1,270,027	$1,430,070
3s, TBA, March 1, 2043		5,000,000	5,205,469
3s, TBA, February 1, 2043		18,000,000	18,777,656
3s, TBA, February 1, 2043		18,000,000	18,784,688

			44,197,883

42	Premier Income Trust

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (23.4%)* cont.		Principal amount	Value

U.S. Government Agency Mortgage Obligations (18.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
3s, TBA, February 1, 2043		$15,000,000	$15,424,218

Federal Home Loan Mortgage Corporation Pass-Through Certificates
5 1/2s, May 1, 2033 [i]		93,778	105,957

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, April 1, 2016		5,160	5,716
6s, April 1, 2031 [i]		470,792	538,685
3s, TBA, March 1, 2043		47,000,000	48,402,659
3s, TBA, February 1, 2043		87,000,000	89,854,688

			154,331,923

Total U.S. government and agency mortgage obligations (cost $199,869,788)			$198,529,806

U.S. TREASURY OBLIGATIONS (0.2%)*		Principal amount	Value

U.S. Treasury Notes 4s, August 15, 2015 [i]		$437,000	$516,359

U.S. Treasury Notes 1 3/8s, February 28, 2019 [i]		1,077,000	1,097,980

Total U.S. treasury obligations (cost $1,614,339)			$1,614,339

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (9.2%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017		$1,665,000	$1,348,650

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013		1,136,000	1,143,384

Argentina (Republic of) sr. unsec. bonds FRB 0.473s, 2013		3,113,000	373,560

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015		13,260,000	11,589,240

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY,
8.28s, 2033		2,899,097	1,833,679

Brazil (Federal Republic of) unsec. notes 10s, 2017	BRL	3,500	1,844,074

Brazil (Federal Republic of) unsub. notes 10s, 2014	BRL	2,365	1,224,390

Chile (Republic of) notes 5 1/2s, 2020	CLP	347,500,000	825,875

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021		$620,000	700,600

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017		565,000	619,461

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s,
2013 (South Korea)	INR	53,200,000	967,412

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017		$1,590,000	1,852,907

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2042 ††		174,000	97,156

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2041 ††		174,000	97,043

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2040 ††		294,000	164,408

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2039 ††		524,000	291,283

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2038 ††		1,734,000	970,142

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2037 ††		524,000	293,517

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2036 ††		924,000	520,913

Premier Income Trust	43

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (9.2%)* cont.	Principal amount/units		Value

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2035 ††		$174,000	$98,860

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2034 ††		754,000	427,941

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2033 ††		174,000	99,308

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2032 ††		174,000	100,525

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2031 ††		174,000	101,340

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2030 ††		2,454,000	1,461,934

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2029 ††		174,000	106,224

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2028 ††		174,000	109,290

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2027 ††		174,000	112,210

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2026 ††		584,000	389,175

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2025 ††		3,304,000	2,260,718

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2024 ††		374,000	264,085

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2023 ††		1,494,000	1,107,408

Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 5/8s, 2037		1,555,000	2,002,529

International Bank for Reconstruction & Development
sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014	RUB	22,650,000	750,223

Iraq (Republic of) 144A bonds 5.8s, 2028		$1,275,000	1,220,175

Ireland (Republic of) unsec. bonds 5 1/2s, 2017	EUR	3,519,000	5,275,980

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s, 2017		$1,019,000	1,345,979

Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s, 2030		51,925	64,769

Russia (Federation of) 144A sr. notes 5 5/8s, 2042		4,000,000	4,703,600

Russia (Federation of) 144A sr. unsec. unsub. bonds
7 1/2s, 2030		4,349,843	5,426,429

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017		400,000	424,532

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017	EUR	1,019,000	1,488,061

Sri Lanka (Republic of) 144A notes 7.4s, 2015		$440,000	475,402

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017		3,785,000	4,612,969

Ukraine (Government of) Financing of Infrastructural Projects
State Enterprise 144A govt. guaranty notes 8 3/8s, 2017		425,000	429,803

Ukraine (Government of) 144A bonds 7 3/4s, 2020		830,000	863,200

Ukraine (Government of) 144A notes 9 1/4s, 2017		2,640,000	2,864,777

Ukraine (Government of) 144A sr. unsec. bonds 7.95s, 2014		700,000	715,727

Ukraine (Government of) 144A sr. unsec. notes 7.8s, 2022		725,000	746,750

Ukraine (Government of) 144A sr. unsec. unsub. notes
7.65s, 2013		4,165,000	4,193,739

44	Premier Income Trust

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (9.2%)* cont.	Principal amount/units	Value

United Mexican States sr. unsec. notes 5 3/4s, 2110	$1,120,000	$1,251,600

Venezuela (Republic of) sr. unsec. bonds 7s, 2038	650,000	534,853

Venezuela (Republic of) unsec. notes 10 3/4s, 2013	2,510,000	2,574,206

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018	2,215,000	2,633,879

Total foreign government and agency bonds and notes (cost $74,757,756)		$77,995,894

SENIOR LOANS (1.6%)*[c]	Principal amount	Value

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018	$320,000	$325,200

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B1, 5 1/2s, 2017	60,158	60,834

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 5.454s, 2018	2,372,518	2,201,170

Charter Communications Operating, LLC bank term loan FRN
Ser. C, 3.47s, 2016	748,800	755,486

Chesapeake Energy Corp. bank term loan FRN
Ser. B, 5 3/4s, 2017	529,000	541,753

Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.862s, 2016	987,831	855,862

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018	249,277	250,056

Emergency Medical Services Corp. bank term loan FRN
Ser. B, 5 1/4s, 2018	340,176	340,856

Frac Tech International, LLC bank term loan FRN
Ser. B, 8 1/2s, 2016	444,077	386,532

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.22s, 2014 ‡‡	199,328	190,857

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.22s, 2014 ‡‡	113,460	108,638

Intelsat SA bank term loan FRN 3.205s, 2014 (Luxembourg)	885,000	884,447

iStar Financial, Inc. bank term loan FRN 5 3/4s, 2017 R	282,190	286,423

Landry’s, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017	433,556	439,080

Motor City Casino bank term loan FRN 6s, 2017	534,279	538,954

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017	271,148	271,911

Navistar, Inc. bank term loan FRN Ser. B, 7s, 2017	170,000	172,210

Neiman Marcus Group, Inc. (The) bank term loan FRN
4 3/4s, 2018	370,000	371,573

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017	201,412	201,287

Plains Exploration & Production Co. bank term loan FRN
Class B, 4s, 2019	380,000	380,882

Quintiles Transnational Holdings, Inc. bank term loan FRN
7 1/2s, 2017 ‡‡	135,000	136,519

Realogy Corp. bank term loan FRN Ser. B, 4.456s, 2016	800,784	804,788

Revlon Consumer Products Corp. bank term loan FRN
4 3/4s, 2017	556,525	560,490

Rite Aid Corp. bank term loan FRN Ser. B, 1.963s, 2014	178,183	177,693

Servicemaster Co. bank term loan FRN 4.46s, 2017	155,735	156,513

Springleaf Financial Funding Co. bank term loan FRN
Ser. B, 5 1/2s, 2017	290,000	290,508

SRAM Corp. bank term loan FRN 8 1/2s, 2018	135,000	136,856

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.742s, 2017	1,360,286	892,900

Thomson Learning bank term loan FRN Ser. B, 2.72s, 2014	482,759	381,782

Premier Income Trust	45

SENIOR LOANS (1.6%)*[c] cont.	Principal amount	Value

Travelport, LLC bank term loan FRN Ser. B, 5.056s, 2015	$262,353	$256,559

Travelport, LLC bank term loan FRN Ser. S, 5.061s, 2015	82,647	80,822

Univision Communications, Inc. bank term loan FRN
4.462s, 2017	197,993	198,487

West Corp. bank term loan FRN Ser. B5, 5 1/2s, 2016	107,658	109,089

Total senior loans (cost $14,058,262)		$13,747,017

PURCHASED SWAP OPTIONS OUTSTANDING (0.7%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Goldman Sachs International
(1.53)/3 month USD-LIBOR-BBA/Jan-18	Jan-16/1.53	$164,346,000	$1,929,422

(1.5725)/3 month USD-LIBOR-BBA/Jan-18	Jan-16/1.5725	164,346,000	1,822,597

JPMorgan Chase Bank N.A.
(1.555)/3 month USD-LIBOR-BBA/Jan-18	Jan-16/1.555	164,346,000	1,845,606

Total purchased swap options outstanding (cost $4,801,533)			$5,597,625

CONVERTIBLE BONDS AND NOTES (0.2%)*	Principal amount	Value

Altra Holdings, Inc. cv. company guaranty sr. unsec. notes
2 3/4s, 2031	$298,000	$337,843

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	345,000	551,353

iStar Financial, Inc. sr. unsec. unsub. notes 3s, 2016 R	230,000	256,306

Navistar International Corp. cv. sr. unsec. sub. notes 3s, 2014	473,000	447,576

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	350,000	392,438

Total convertible bonds and notes (cost $1,674,350)		$1,985,516

CONVERTIBLE PREFERRED STOCKS (0.2%)*	Shares	Value

ArcelorMittal zero % cv. pfd. (France)	16,217	$418,561

General Motors Co. Ser. B, $2.375 cv. pfd.	18,917	821,707

United Technologies Corp. $3.75 cv. pfd.	4,800	273,312

Total convertible preferred stocks (cost $1,533,261)		$1,513,580

PREFERRED STOCKS (0.2%)*	Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.	560	$546,543

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.	16,450	438,722

M/I Homes, Inc. $2.438 pfd. †	17,579	420,841

Total preferred stocks (cost $1,022,504)		$1,406,106

COMMON STOCKS (0.1%)*†	Shares	Value

Dynegy, Inc.	22,932	$458,640

Tribune Co.	7,741	402,532

Tribune Co. Class 1C F	675,896	6,083

Trump Entertainment Resorts, Inc.	224	896

Vertis Holdings, Inc. F	1,450	15

Total common stocks (cost $1,006,673)		$868,166

46	Premier Income Trust

WARRANTS (—%)*†	Expiration	Strike
	date	price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	117	$3,949

Smurfit Kappa Group PLC 144A (Ireland) F	10/1/13	EUR 0.001	960	69,205

Total warrants (cost $35,777)				$73,154

SHORT-TERM INVESTMENTS (16.0%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.10% L	92,094,794	$92,094,794

SSgA Prime Money Market Fund 0.06% P	1,860,000	1,860,000

Straight-A Funding, LLC commercial paper with an effective
yield of 0.188%, April 9, 2013	$15,225,000	15,220,245

Straight-A Funding, LLC 144A commercial paper with
an effective yield of 0.188%, March 18, 2013	4,250,000	4,248,991

Straight-A Funding, LLC 144A commercial paper with
an effective yield of 0.188%, March 6, 2013	5,900,000	5,898,972

U.S. Treasury Bills with effective yields ranging from 0.151%
to 0.172%, July 25, 2013 # Δ §	16,482,000	16,473,644

Total short-term investments (cost $135,791,334)		$135,796,646

TOTAL INVESTMENTS

Total investments (cost $1,041,614,381)		$1,078,525,347

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona

Key to holding’s abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Premier Income Trust	47

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2012 through January 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $849,286,831.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

## Forward commitment, in part or in entirety (Note 1).

C Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

i Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $180,631,223 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

48	Premier Income Trust

FORWARD CURRENCY CONTRACTS at 1/31/13 (aggregate face value $471,489,695) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Canadian Dollar	Sell	2/20/13	$1,379,516	$1,412,419	$32,903

	Chilean Peso	Buy	2/20/13	2,523,769	2,524,170	(401)

	Euro	Buy	2/20/13	5,695,552	5,629,781	65,771

	Euro	Sell	2/20/13	5,695,552	5,495,480	(200,072)

	Japanese Yen	Sell	2/20/13	1,915,669	2,010,124	94,455

	Peruvian New Sol	Buy	2/20/13	1,868,360	1,888,845	(20,485)

	Swiss Franc	Sell	2/20/13	4,335,195	4,216,163	(119,032)

Barclays Bank PLC

	Australian Dollar	Buy	2/20/13	532,743	531,785	958

	Brazilian Real	Buy	2/20/13	2,456,929	2,407,082	49,847

	British Pound	Sell	2/20/13	8,802,142	9,054,561	252,419

	Canadian Dollar	Sell	2/20/13	1,208,242	1,231,713	23,471

	Chilean Peso	Buy	2/20/13	2,830,098	2,817,096	13,002

	Czech Koruna	Sell	2/20/13	1,277,528	1,253,151	(24,377)

	Euro	Sell	2/20/13	4,368,449	4,037,025	(331,424)

	Indonesian Rupiah	Buy	2/20/13	1,249,560	1,229,258	20,302

	Indonesian Rupiah	Sell	2/20/13	1,249,560	1,243,734	(5,826)

	Japanese Yen	Sell	2/20/13	6,536,128	6,835,255	299,127

	Malaysian Ringgit	Buy	2/20/13	2,160,516	2,210,712	(50,196)

	Mexican Peso	Buy	2/20/13	3,613,323	3,585,909	27,414

	New Taiwan Dollar	Buy	2/20/13	1,241,000	1,268,527	(27,527)

	New Taiwan Dollar	Sell	2/20/13	1,241,000	1,268,207	27,207

	New Zealand Dollar	Buy	2/20/13	1,805,883	1,802,984	2,899

	New Zealand Dollar	Sell	2/20/13	1,805,883	1,787,663	(18,220)

	Norwegian Krone	Sell	2/20/13	1,876,056	1,886,301	10,245

	Polish Zloty	Buy	2/20/13	1,181,130	1,164,916	16,214

	Russian Ruble	Buy	2/20/13	4,160,726	4,116,960	43,766

	South Korean Won	Buy	2/20/13	1,683,555	1,731,304	(47,749)

	Swedish Krona	Buy	2/20/13	3,113,309	3,044,619	68,690

	Swiss Franc	Sell	2/20/13	6,213,310	6,165,885	(47,425)

	Turkish Lira	Buy	2/20/13	1,401,136	1,378,352	22,784

Citibank, N.A.

	Australian Dollar	Buy	2/20/13	8,417,332	8,472,652	(55,320)

	Brazilian Real	Buy	2/20/13	641,315	625,125	16,190

	British Pound	Sell	2/20/13	5,596,807	5,757,905	161,098

	Canadian Dollar	Sell	2/20/13	2,033,445	2,059,898	26,453

	Czech Koruna	Sell	2/20/13	1,277,539	1,254,343	(23,196)

	Euro	Buy	2/20/13	13,334,160	13,060,592	273,568

	Euro	Sell	2/20/13	13,334,160	12,956,756	(377,404)

	Japanese Yen	Sell	2/20/13	5,576,989	5,855,668	278,679

	New Taiwan Dollar	Buy	2/20/13	203,026	207,760	(4,734)

	South Korean Won	Buy	2/20/13	2,110,713	2,159,166	(48,453)

	Swedish Krona	Buy	2/20/13	2,160,612	2,094,852	65,760

Premier Income Trust	49

FORWARD CURRENCY CONTRACTS at 1/31/13 (aggregate face value $471,489,695) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	Swiss Franc	Sell	2/20/13	$8,644,233	$8,432,903	$(211,330)

	Turkish Lira	Buy	2/20/13	1,340,217	1,316,988	23,229

Credit Suisse International

	Australian Dollar	Buy	2/20/13	8,614,806	8,645,155	(30,349)

	Brazilian Real	Buy	2/20/13	2,569,271	2,490,984	78,287

	British Pound	Sell	2/20/13	2,870,718	2,976,115	105,397

	Canadian Dollar	Sell	2/20/13	1,809,055	1,811,876	2,821

	Chilean Peso	Buy	2/20/13	2,523,769	2,521,101	2,668

	Chinese Yuan	Buy	2/20/13	1,246,792	1,243,348	3,444

	Czech Koruna	Sell	2/20/13	1,277,539	1,253,184	(24,355)

	Euro	Sell	2/20/13	3,745,298	3,457,757	(287,541)

	Indonesian Rupiah	Buy	2/20/13	1,249,560	1,232,115	17,445

	Indonesian Rupiah	Sell	2/20/13	1,249,560	1,244,381	(5,179)

	Japanese Yen	Buy	2/20/13	1,370,569	1,377,486	(6,917)

	Japanese Yen	Sell	2/20/13	1,370,569	1,380,346	9,777

	Mexican Peso	Buy	2/20/13	3,160,326	3,134,991	25,335

	New Taiwan Dollar	Buy	2/20/13	386,653	394,720	(8,067)

	New Zealand Dollar	Buy	2/20/13	695,796	695,914	(118)

	New Zealand Dollar	Sell	2/20/13	695,796	688,817	(6,979)

	Norwegian Krone	Buy	2/20/13	2,170,326	2,144,866	25,460

	Norwegian Krone	Sell	2/20/13	2,170,326	2,136,450	(33,876)

	Philippine Peso	Buy	2/20/13	665,706	666,495	(789)

	Polish Zloty	Buy	2/20/13	1,559,175	1,547,339	11,836

	Russian Ruble	Buy	2/20/13	4,160,723	4,119,599	41,124

	South Korean Won	Buy	2/20/13	3,404,588	3,472,908	(68,320)

	Swedish Krona	Buy	2/20/13	1,793,744	1,735,432	58,312

	Swiss Franc	Sell	2/20/13	8,089,228	8,034,888	(54,340)

	Turkish Lira	Buy	2/20/13	2,855,363	2,818,984	36,379

Deutsche Bank AG

	Australian Dollar	Buy	2/20/13	1,131,831	1,128,929	2,902

	Brazilian Real	Buy	2/20/13	623,168	605,062	18,106

	British Pound	Sell	2/20/13	2,741,630	2,908,914	167,284

	Canadian Dollar	Sell	2/20/13	1,295,532	1,320,986	25,454

	Euro	Sell	2/20/13	2,074,097	1,938,227	(135,870)

	Japanese Yen	Sell	2/20/13	1,608,714	1,619,433	10,719

	Mexican Peso	Buy	2/20/13	653,802	648,184	5,618

	Norwegian Krone	Buy	2/20/13	577,032	586,219	(9,187)

	Polish Zloty	Buy	2/20/13	1,769,983	1,741,987	27,996

	Singapore Dollar	Buy	2/20/13	2,162,920	2,190,676	(27,756)

	South Korean Won	Buy	2/20/13	1,855,706	1,897,326	(41,620)

	Swedish Krona	Buy	2/20/13	2,160,612	2,094,612	66,000

	Swiss Franc	Sell	2/20/13	4,342,338	4,255,404	(86,934)

	Turkish Lira	Buy	2/20/13	1,143,223	1,124,485	18,738

50	Premier Income Trust

FORWARD CURRENCY CONTRACTS at 1/31/13 (aggregate face value $471,489,695) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International

	British Pound	Buy	2/20/13	$2,122,353	$2,113,269	$9,084

	British Pound	Sell	2/20/13	2,122,353	2,114,996	(7,357)

	Japanese Yen	Buy	2/20/13	1,247,485	1,255,910	(8,425)

	Japanese Yen	Sell	2/20/13	1,247,485	1,253,869	6,384

HSBC Bank USA, National Association

	Australian Dollar	Buy	2/20/13	7,604,731	7,640,655	(35,924)

	British Pound	Sell	2/20/13	3,499,352	3,582,441	83,089

	Canadian Dollar	Sell	2/20/13	1,278,295	1,281,506	3,211

	Euro	Buy	2/20/13	4,086,815	4,081,167	5,648

	Indian Rupee	Sell	2/20/13	891,828	875,161	(16,667)

	Japanese Yen	Buy	2/20/13	1,612,360	1,692,365	(80,005)

	Japanese Yen	Sell	2/20/13	1,612,360	1,642,965	30,605

	Norwegian Krone	Buy	2/20/13	5,954,415	5,865,630	88,785

	Norwegian Krone	Sell	2/20/13	5,954,415	5,842,876	(111,539)

	Philippine Peso	Buy	2/20/13	638,214	636,568	1,646

	Russian Ruble	Buy	2/20/13	2,573,186	2,539,836	33,350

	South Korean Won	Buy	2/20/13	2,613,174	2,672,033	(58,859)

	Swiss Franc	Sell	2/20/13	4,342,448	4,251,894	(90,554)

	Turkish Lira	Buy	2/20/13	2,459,220	2,419,285	39,935

JPMorgan Chase Bank N.A.

	Australian Dollar	Sell	2/20/13	4,237,152	4,232,759	(4,393)

	Brazilian Real	Buy	2/20/13	2,475,979	2,425,020	50,959

	British Pound	Buy	2/20/13	8,179,058	8,350,098	(171,040)

	British Pound	Sell	2/20/13	8,179,058	8,196,705	17,647

	Canadian Dollar	Sell	2/20/13	2,143,686	2,109,934	(33,752)

	Chilean Peso	Buy	2/20/13	2,208,908	2,188,987	19,921

	Chinese Yuan	Buy	2/20/13	1,246,792	1,243,229	3,563

	Czech Koruna	Sell	2/20/13	1,931,796	1,883,778	(48,018)

	Euro	Buy	2/20/13	2,143,080	2,269,617	(126,537)

	Japanese Yen	Sell	2/20/13	3,551,799	3,675,108	123,309

	Malaysian Ringgit	Buy	2/20/13	2,160,484	2,208,281	(47,797)

	Mexican Peso	Buy	2/20/13	1,959,065	1,942,413	16,652

	New Taiwan Dollar	Buy	2/20/13	727,678	742,240	(14,562)

	New Zealand Dollar	Buy	2/20/13	1,261,905	1,259,259	2,646

	New Zealand Dollar	Sell	2/20/13	1,261,905	1,255,269	(6,636)

	Norwegian Krone	Buy	2/20/13	731,064	739,819	(8,755)

	Polish Zloty	Buy	2/20/13	1,218,143	1,204,448	13,695

	Russian Ruble	Buy	2/20/13	2,441,597	2,409,873	31,724

	South Korean Won	Buy	2/20/13	1,793,042	1,834,693	(41,651)

	Swedish Krona	Buy	2/20/13	2,146,304	2,101,434	44,870

	Swiss Franc	Sell	2/20/13	5,466,416	5,377,965	(88,451)

	Turkish Lira	Buy	2/20/13	916,564	901,629	14,935

Premier Income Trust	51

FORWARD CURRENCY CONTRACTS at 1/31/13 (aggregate face value $471,489,695) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co.

	Australian Dollar	Buy	2/20/13	$1,556,671	$1,586,869	$(30,198)

	Brazilian Real	Buy	2/20/13	1,645,422	1,596,605	48,817

	British Pound	Sell	2/20/13	4,516,838	4,679,757	162,919

	Canadian Dollar	Sell	2/20/13	4,197,275	4,193,552	(3,723)

	Chilean Peso	Buy	2/20/13	2,523,769	2,522,835	934

	Colombian Peso	Buy	2/20/13	1,903,120	1,912,475	(9,355)

	Czech Koruna	Sell	2/20/13	1,931,801	1,884,625	(47,176)

	Euro	Sell	2/20/13	2,055,765	1,923,473	(132,292)

	Indonesian Rupiah	Buy	2/20/13	1,249,560	1,231,742	17,818

	Indonesian Rupiah	Sell	2/20/13	1,249,560	1,244,549	(5,011)

	Japanese Yen	Sell	2/20/13	7,538,464	7,821,116	282,652

	Mexican Peso	Buy	2/20/13	2,141,235	2,123,116	18,119

	New Zealand Dollar	Buy	2/20/13	1,287,389	1,283,045	4,344

	New Zealand Dollar	Sell	2/20/13	1,287,389	1,274,631	(12,758)

	Norwegian Krone	Buy	2/20/13	1,989,805	1,958,991	30,814

	Norwegian Krone	Sell	2/20/13	1,989,805	1,966,321	(23,484)

	Polish Zloty	Buy	2/20/13	1,872,948	1,854,845	18,103

	South Korean Won	Buy	2/20/13	2,599,247	2,669,852	(70,605)

	Swedish Krona	Buy	2/20/13	2,182,137	2,135,952	46,185

	Swiss Franc	Sell	2/20/13	5,186,825	5,146,275	(40,550)

	Thai Baht	Buy	2/20/13	1,928,312	1,894,047	34,265

	Thai Baht	Sell	2/20/13	1,928,312	1,907,274	(21,038)

	Turkish Lira	Buy	2/20/13	3,320,310	3,277,049	43,261

UBS AG

	Australian Dollar	Buy	2/20/13	2,112,847	2,142,169	(29,322)

	British Pound	Sell	2/20/13	777,228	858,899	81,671

	Canadian Dollar	Sell	2/20/13	740,419	758,437	18,018

	Chilean Peso	Buy	2/20/13	2,523,769	2,522,702	1,067

	Czech Koruna	Sell	2/20/13	1,931,801	1,883,621	(48,180)

	Euro	Sell	2/20/13	339,075	191,775	(147,300)

	Indian Rupee	Buy	2/20/13	978,823	960,830	17,993

	Indian Rupee	Sell	2/20/13	978,823	951,974	(26,849)

	Japanese Yen	Sell	2/20/13	2,916,507	3,007,098	90,591

	Mexican Peso	Buy	2/20/13	2,507,624	2,487,621	20,003

	New Taiwan Dollar	Buy	2/20/13	1,225,840	1,252,896	(27,056)

	New Zealand Dollar	Buy	2/20/13	1,261,821	1,260,272	1,549

	New Zealand Dollar	Sell	2/20/13	1,261,821	1,255,366	(6,455)

	Norwegian Krone	Sell	2/20/13	3,438,287	3,367,184	(71,103)

	Philippine Peso	Buy	2/20/13	665,708	662,929	2,779

	Russian Ruble	Buy	2/20/13	2,573,186	2,535,521	37,665

	Singapore Dollar	Buy	2/20/13	2,056,188	2,082,726	(26,538)

	Swedish Krona	Buy	2/20/13	2,160,612	2,094,640	65,972

	Swiss Franc	Sell	2/20/13	11,363,099	11,231,270	(131,829)

52	Premier Income Trust

FORWARD CURRENCY CONTRACTS at 1/31/13 (aggregate face value $471,489,695) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.

	Thai Baht	Buy	2/20/13	$2,570,811	$2,535,221	$35,590

	Thai Baht	Sell	2/20/13	2,570,811	2,529,708	(41,103)

	Turkish Lira	Buy	2/20/13	1,953,887	1,919,663	34,224

WestPac Banking Corp.

	Australian Dollar	Buy	2/20/13	5,860,272	5,899,771	(39,499)

	British Pound	Sell	2/20/13	2,246,525	2,311,914	65,389

	Canadian Dollar	Sell	2/20/13	1,214,656	1,240,188	25,532

	Euro	Sell	2/20/13	3,893,175	3,655,040	(238,135)

	Japanese Yen	Buy	2/20/13	2,806,413	2,945,430	(139,017)

	Japanese Yen	Sell	2/20/13	2,806,413	2,818,095	11,682

	Mexican Peso	Buy	2/20/13	691,056	685,355	5,701

	Swedish Krona	Buy	2/20/13	136,571	133,352	3,219

	Swedish Krona	Sell	2/20/13	136,571	133,764	(2,807)

Total						$(267,586)

FUTURES CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury
Bond 3 yr (Short)	106	$12,061,382	Mar-13	$27,911

Australian Government Treasury
Bond 10 yr (Long)	5	634,275	Mar-13	(8,227)

Canadian Government Bond
10 yr (Long)	60	8,043,513	Mar-13	(117,546)

Euro-Bobl 5 yr (Short)	38	6,484,640	Mar-13	60,000

Euro-Bund 10 yr (Short)	10	1,926,719	Mar-13	18,568

Japanese Government Bond
10 yr (Short)	2	3,155,995	Mar-13	3,489

Japanese Government Bond
10 yr Mini (Long)	17	2,683,526	Mar-13	(2,119)

U.K. Gilt 10 yr (Short)	12	2,214,754	Mar-13	46,976

U.S. Treasury Note 10 yr (Short)	1	131,281	Mar-13	1,951

Total				$31,003

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/13 (premiums $4,285,942) (Unaudited)
Counterparty
Fixed Obligation % to receive or	Expiration		Contract
(pay)/Floating rate index/Maturity date	date/strike	Currency	amount	Value

Goldman Sachs International

1.47/6 month EUR-EURIBOR-Reuters/Jan-18	Jan-16/1.47	EUR	123,807,000	$1,961,788

1.51/6 month EUR-EURIBOR-Reuters/Jan-18	Jan-16/1.51	EUR	123,807,000	1,862,605

JPMorgan Chase Bank N.A.

1.474/6 month EUR-EURIBOR-Reuters/Jan-18	Jan-16/1.474	EUR	123,807,000	1,918,080

Total				$5,742,473

Premier Income Trust	53

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)
Counterparty
Fixed Right or Obligation % to receive or	Expiration	Contract
(pay)/Floating rate index/Maturity date	date/strike	amount	Unrealized

Barclays Bank PLC

2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	$43,746,000	$17,936

(2.00)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.00	148,685,000	1,333,704

1.50/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/1.50	148,685,000	(368,739)

Citibank, N.A.

2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	69,165,000	36,657

2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	43,746,000	21,873

Credit Suisse International

2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	87,285,000	42,770

2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	87,285,000	41,024

(1.50)/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/1.50	16,338,000	2,124

(2.00)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.00	185,000	1,408

1.50/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/1.50	185,000	(318)

(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	139,573,000	(750,903)

2.00/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.00	16,338,000	(134,952)

Deutsche Bank AG

(1.75)/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/1.75	63,413,000	892,855

1.75/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/1.75	63,413,000	(604,326)

(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	139,573,000	(732,758)

Goldman Sachs International

2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	43,746,000	15,749

(2.00)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.00	22,591,000	162,203

1.50/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/1.50	22,591,000	(148,423)

(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	139,573,000	(738,341)

JPMorgan Chase Bank N.A.

2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	43,746,000	17,936

(2.00)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.00	15,826,000	106,192

1.50/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/1.50	15,826,000	(102,394)

Total			$(888,723)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/13 (proceeds receivable $79,883,789) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, March 1, 2043	$12,000,000	3/12/13	$12,358,126

Federal National Mortgage Association, 3s,
February 1, 2043	65,000,000	2/12/13	67,132,812

Total			$79,490,938

54	Premier Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
	$51,550,400 E	$1,820,662	3/20/23	3 month USD-
				LIBOR-BBA	1.75%	$134,448

	28,561,900 E	(759,431)	3/20/23	1.75%	3 month USD-
					LIBOR-BBA	174,829

CAD	9,619,000	—	1/22/23	2.38%	3 month CAD-
					BA-CDOR	35,816

CAD	9,781,000	—	1/24/23	2.33%	3 month CAD-
					BA-CDOR	82,018

CAD	13,739,000	—	1/24/23	2.315%	3 month CAD-
					BA-CDOR	133,986

CAD	11,387,000	—	1/29/23	2.42%	3 month CAD-
					BA-CDOR	5,110

Barclays Bank PLC
	$351,403,000 E	407,546	3/20/15	0.45%	3 month USD-
					LIBOR-BBA	428,630

	87,195,000 E	1,762,101	3/20/23	3 month USD-
				LIBOR-BBA	1.75%	(1,090,047)

	3,149,000 E	(158,395)	3/20/43	2.60%	3 month USD-
					LIBOR-BBA	117,773

	37,952,000 E	(144,977)	3/20/18	0.90%	3 month USD-
					LIBOR-BBA	176,856

	87,076,000 E	(24,843)	3/20/15	3 month USD-
				LIBOR-BBA	0.45%	(30,068)

	49,933,000 E	(1,442,437)	3/20/23	1.75%	3 month USD-
					LIBOR-BBA	190,873

	9,884,000	—	2/4/23	3 month USD-
				LIBOR-BBA	2.0615%	2,192

AUD	33,693,000	—	2/5/23	6 month AUD-BBR-
				BBSW	3.97%	(87,167)

CHF	7,240,000	—	12/7/22	0.87%	6 month CHF-
					LIBOR-BBA	208,832

EUR	49,147,000	—	10/16/22	1.747%	6 month EUR-
					EURIBOR-
					REUTERS	535,643

EUR	95,799,000 E	—	8/3/17	1 month EUR-
				EONIA-OIS-
				COMPOUND	1.41727%	44,226

EUR	6,590,000	—	2/4/23	1.89%	6 month EUR-
					EURIBOR-
					REUTERS	15,111

GBP	6,323,000	—	8/15/31	3.6%	6 month GBP-
					LIBOR-BBA	(1,229,100)

GBP	4,143,000	—	7/25/42	6 month GBP-
				LIBOR-BBA	2.8425%	(441,439)

GBP	7,350,000	—	7/25/22	1.885%	6 month GBP-
					LIBOR-BBA	144,254

Premier Income Trust	55

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
GBP	18,319,000	$—	1/31/23	2.11%	6 month GBP-
					LIBOR-BBA	$(4,887)

JPY	8,841,982,000	—	2/4/23	0.7835%	6 month JPY-
					LIBOR-BBA	38,075

SEK	12,626,000	—	12/6/22	2.09%	3 month SEK-
					STIBOR-SIDE	54,582

Citibank, N.A.
	$2,053,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0625%	30,980

	79,135,000 E	106,310	3/20/15	0.45%	3 month USD-
					LIBOR-BBA	111,059

	46,055,000 E	(1,334,617)	3/20/23	1.75%	3 month USD-
					LIBOR-BBA	171,843

	71,921,000 E	2,090,596	3/20/23	3 month USD-
				LIBOR-BBA	1.75%	(261,941)

CZK	60,019,000	—	1/17/23	6 month CZK-
				PRIBOR-PRBO	1.41%	(19,252)

PLN	9,716,000	—	1/17/23	3.84%	6 month PLN-
					WIBOR-WIBO	(33,633)

SEK	43,535,000	—	8/2/22	3 month SEK-
				STIBOR-SIDE	2.285%	(4,429)

SEK	21,137,000	—	12/20/22	2.045%	3 month SEK-
					STIBOR-SIDE	106,240

Credit Suisse International
	$29,010,000	—	1/9/16	3 month USD-
				LIBOR-BBA	0.515%	(34,816)

	14,593,000	—	1/11/16	3 month USD-
				LIBOR-BBA	0.50%	(24,372)

	17,635,000	—	1/11/18	0.88%	3 month USD-
					LIBOR-BBA	102,619

	4,612,000	—	1/11/23	3 month USD-
				LIBOR-BBA	1.88%	(67,766)

	24,040,000	—	1/7/16	3 month USD-
				LIBOR-BBA	0.54%	(9,419)

	9,170,000	—	1/9/23	3 month USD-
				LIBOR-BBA	1.93%	(90,099)

	35,271,000	—	1/9/18	0.9125%	3 month USD-
					LIBOR-BBA	144,866

	176,495,000 E	198,937	3/20/15	0.45%	3 month USD-
					LIBOR-BBA	209,526

	118,386,000 E	(3,120,722)	3/20/23	1.75%	3 month USD-
					LIBOR-BBA	751,686

	7,535,000	—	1/7/23	3 month USD-
				LIBOR-BBA	1.94%	(66,221)

	28,992,000	—	1/7/18	0.93%	3 month USD-
					LIBOR-BBA	92,247

56	Premier Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$120,600,000 E	$1,641,461	3/20/23	3 month USD-
				LIBOR-BBA	1.75%	$(2,303,366)

	47,474,000 E	(39,429)	3/20/15	3 month USD-
				LIBOR-BBA	0.45%	(42,277)

	1,512,000 E	53,953	3/20/43	3 month USD-
				LIBOR-BBA	2.60%	(78,648)

	133,171,000 E	(89,379)	3/20/18	0.90%	3 month USD-
					LIBOR-BBA	1,039,911

	2,776,000 E	(163,728)	3/20/43	2.60%	3 month USD-
					LIBOR-BBA	79,727

AUD	3,655,000	—	12/5/22	6 month AUD-BBR-
				BBSW	3.82%	(49,260)

CAD	7,277,000	—	1/15/23	3 month CAD-BA-
				CDOR	2.3175%	(65,829)

CAD	7,408,000	—	12/5/22	3 month CAD-BA-
				CDOR	2.11125%	(189,860)

CAD	7,442,000	—	12/4/22	3 month CAD-BA-
				CDOR	2.15%	(164,071)

CAD	2,215,000	—	12/12/22	2.1675%	3 month CAD-
					BA-CDOR	46,174

CAD	7,785,000	—	12/14/22	2.24125%	3 month CAD-
					BA-CDOR	110,452

CAD	5,102,000	—	12/19/22	2.29125%	3 month CAD-
					BA-CDOR	50,446

CHF	5,975,000	—	1/24/23	6 month CHF-
				LIBOR-BBA	1.0525%	(74,304)

CHF	37,324,000	—	12/6/22	0.87%	6 month CHF-
					LIBOR-BBA	1,076,873

EUR	32,040,000	—	6/28/14	0.85%	6 month EUR-
					EURIBOR-
					REUTERS	(360,613)

EUR	15,756,000	—	2/4/23	1.89%	6 month EUR-
					EURIBOR-
					REUTERS	36,130

GBP	2,687,000	—	2/4/23	2.11%	6 month GBP-
					LIBOR-BBA	1,151

MXN	78,540,000	—	7/21/20	1 month MXN-TIIE-
				BANXICO	6.895%	617,900

SEK	42,814,000	—	1/11/23	3 month SEK-
				STIBOR-SIDE	2.115%	(178,539)

SEK	27,200,000	—	1/17/23	3 month SEK-
				STIBOR-SIDE	2.175%	(91,291)

SEK	48,939,000	—	12/5/22	3 month SEK-
				STIBOR-SIDE	2.1025%	(202,382)

SEK	39,746,000	—	12/6/22	2.095%	3 month SEK-
					STIBOR-SIDE	168,962

SEK	24,176,000	—	12/10/22	3 month SEK-
				STIBOR-SIDE	2.0175%	(130,428)

Premier Income Trust	57

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
	$4,124,000 E	$(32,992)	3/20/18	0.90%	3 month USD-
					LIBOR-BBA	$1,980

	7,087,000 E	1,630	3/20/15	3 month USD-
				LIBOR-BBA	0.45%	1,205

	91,614,000 E	115,422	3/20/15	0.45%	3 month USD-
					LIBOR-BBA	120,919

	1,044,000 E	(84,564)	3/20/43	2.60%	3 month USD-
					LIBOR-BBA	6,995

	61,068,000 E	1,770,745	3/20/23	3 month USD-
				LIBOR-BBA	1.75%	(226,789)

	13,714,000 E	(411,420)	3/20/23	1.75%	3 month USD-
					LIBOR-BBA	37,165

	63,132,000 E	(49,375)	3/20/18	3 month USD-
				LIBOR-BBA	0.90%	(584,735)

MXN	78,540,000	—	7/17/20	1 month MXN-TIIE-
				BANXICO	6.95%	632,947

Goldman Sachs International
	$103,209,000 E	1,714,750	3/20/23	3 month USD-
				LIBOR-BBA	1.75%	(1,661,215)

	77,328,000 E	(1,652,799)	3/20/23	1.75%	3 month USD-
					LIBOR-BBA	876,600

	12,098,000 E	(9,678)	3/20/15	3 month USD-
				LIBOR-BBA	0.45%	(10,404)

	7,388,000 E	2,544	3/20/15	0.45%	3 month USD-
					LIBOR-BBA	2,987

	44,945,000 E	2,229,896	3/20/43	3 month USD-
				LIBOR-BBA	2.60%	(1,711,781)

	11,962,000	—	2/4/23	3 month USD-
				LIBOR-BBA	2.06625%	7,929

AUD	42,116,000	—	2/5/23	6 month AUD-BBR-
				BBSW	3.97%	(108,958)

CAD	9,831,000	—	1/22/23	2.38%	3 month CAD-
					BA-CDOR	36,605

CAD	10,244,000	—	11/8/22	3 month CAD-BA-
				CDOR	2.1675%	(194,280)

CAD	13,590,000	—	1/29/23	2.415%	3 month CAD-
					BA-CDOR	7,534

CHF	5,279,000	—	1/18/23	6 month CHF-
				LIBOR-BBA	1.025%	(78,805)

CHF	3,412,000	—	12/6/22	6 month CHF-
				LIBOR-BBA	0.87%	(98,443)

CHF	3,982,000	—	12/28/22	6 month CHF-
				LIBOR-BBA	0.9325%	(93,200)

EUR	14,510,000	—	10/18/22	1.818%	6 month EUR-
					EURIBOR-
					REUTERS	28,303

58	Premier Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
EUR	414,324,000 E	$—	8/6/17	1 year EUR-EONIA-
				OIS-COMPOUND	1.102%	$(1,569,568)

EUR	100,389,000	—	8/30/14	1 month EUR-
				EONIA-OIS-
				COMPOUND	0.11%	(425,915)

EUR	100,389,000	—	8/30/14	0.309%	3 month EUR-
					EURIBOR-
					REUTERS	228,339

EUR	100,389,000	—	8/31/14	1 month EUR-
				EONIA-OIS-
				COMPOUND	0.11%	(425,929)

EUR	100,389,000	—	8/31/14	0.314%	3 month EUR-
					EURIBOR-
					REUTERS	189,716

EUR	100,389,000	—	9/3/14	1 month EUR-
				EONIA-OIS-
				COMPOUND	0.086%	(499,068)

EUR	100,389,000	—	9/3/14	0.283%	3 month EUR-
					EURIBOR-
					REUTERS	310,745

EUR	50,322,000	—	2/4/23	1.89%	6 month EUR-
					EURIBOR-
					REUTERS	115,393

GBP	6,323,000	—	9/23/31	6 month GBP-
				LIBOR-BBA	3.1175%	431,451

GBP	2,168,000	—	1/31/23	6 month GBP-
				LIBOR-BBA	2.11%	578

JPY	2,403,293,000	—	2/1/23	0.805%	6 month JPY-
					LIBOR-BBA	(50,460)

JPY	1,405,205,000	—	2/4/23	0.7835%	6 month JPY-
					LIBOR-BBA	6,051

SEK	32,048,000	—	1/24/23	3 month SEK-
				STIBOR-SIDE	2.255%	(72,538)

SEK	18,726,000	—	12/17/22	1.9875%	3 month SEK-
					STIBOR-SIDE	109,644

SEK	24,292,000	—	1/3/23	3 month SEK-
				STIBOR-SIDE	2.02%	(133,187)

SEK	141,086,000	—	12/6/22	3 month SEK-
				STIBOR-SIDE	2.09%	(609,913)

JPMorgan Chase Bank N.A.
	$22,584,000 E	—	11/9/17	1.0325%	3 month USD-
					LIBOR-BBA	176,607

	38,861,000 E	(632,287)	3/20/23	1.75%	3 month USD-
					LIBOR-BBA	638,856

	72,379,000 E	135,464	3/20/18	0.90%	3 month USD-
					LIBOR-BBA	749,238

Premier Income Trust	59

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A. cont.
	$16,090,000 E	$11,585	3/20/15	0.45%	3 month USD-
					LIBOR-BBA	$12,550

	28,281,000 E	794,097	3/20/23	3 month USD-
				LIBOR-BBA	1.75%	(130,975)

CAD	8,100,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	(107,650)

CAD	16,713,000	—	5/2/15	3 month CAD-BA-
				CDOR	1.6575%	88,495

CAD	13,283,000	—	1/28/23	2.42875%	3 month CAD-
					BA-CDOR	(5,113)

CAD	24,637,000 E	—	11/7/17	3 month CAD-BA-
				CDOR	1.81%	(164,016)

CAD	5,531,000	—	1/7/23	2.394%	3 month CAD-
					BA-CDOR	8,889

CAD	21,087,000	—	12/4/22	3 month CAD-BA-
				CDOR	2.15%	(464,897)

CZK	60,019,000	—	1/16/23	6 month CZK-
				PRIBOR-PRBO	1.44%	(9,957)

CZK	60,019,000	—	1/21/23	6 month CZK-
				PRIBOR-PRBO	1.44%	(10,822)

EUR	9,531,000	—	1/14/23	1.758%	6 month EUR-
					EURIBOR-
					REUTERS	161,281

EUR	4,347,000	—	7/30/22	6 month EUR-
				EURIBOR-REUTERS	1.803%	28,293

GBP	6,069,000	—	1/10/23	6 month GBP-
				LIBOR-BBA	2.1075%	14,681

GBP	4,661,000	—	1/15/23	6 month GBP-
				LIBOR-BBA	2.0125%	(59,404)

GBP	5,895,000	—	12/6/22	1.856%	6 month GBP-
					LIBOR-BBA	181,772

JPY	1,726,522,000	—	12/17/22	0.71875%	6 month JPY-
					LIBOR-BBA	87,559

MXN	44,527,000	—	9/11/20	6.82%	1 month MXN-
					TIIE-BANXICO	(334,804)

MXN	57,580,000	—	9/14/20	6.82%	1 month MXN-
					TIIE-BANXICO	(432,680)

MXN	11,220,000	—	7/16/20	1 month MXN-TIIE-
				BANXICO	6.99%	94,049

MXN	57,160,000	—	7/30/20	6.3833%	1 month MXN-
					TIIE-BANXICO	(295,179)

MXN	154,373,000	—	7/30/20	6.3833%	1 month MXN-
					TIIE-BANXICO	(797,194)

MXN	57,160,000	—	8/19/20	1 month MXN-TIIE-
				BANXICO	6.615%	366,457

MXN	88,180,000	—	11/4/20	1 month MXN-TIIE-
				BANXICO	6.75%	633,838

60	Premier Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A. cont.
PLN	9,716,000	$—	1/16/23	3.855%	6 month PLN-
					WIBOR-WIBO	$(40,195)

PLN	9,716,000	—	1/21/23	3.81%	6 month PLN-
					WIBOR-WIBO	(25,572)

Royal Bank of Scotland PLC (The)
	$4,636,000 E	(32,596)	3/20/23	1.75%	3 month USD-
					LIBOR-BBA	118,781

Total						$(4,872,692)

E Extended effective date.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$12,604,700 E	$(114,163)	3/20/23	1.75%	3 month USD-
				LIBOR-BBA	$298,137

Total					$298,137

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$1,098,509	$—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	$14,660

Barclays Bank PLC
1,113,856	—	1/12/40	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools	(160)

1,665,421	—	1/12/42	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	22,285

2,014,461	—	1/12/40	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools	(289)

1,695,229	—	1/12/41	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools	284

5,973,966	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	79,723

24,441,054	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	326,168

Premier Income Trust	61

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$1,542,415	$—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	$20,584

7,522,824	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools	2,346

748,610	—	1/12/40	4.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	(2,253)

2,749,712	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	36,695

191,317	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	2,553

1,904,752	—	1/12/41	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools	319

8,888,843	—	1/12/41	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools	1,491

6,237,808	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	83,244

2,877,625	—	1/12/39	6.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools	4,571

6,568,077	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools	(20,656)

5,580,288	—	1/12/41	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools	936

1,811,675	—	1/12/40	4.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	(5,454)

321,076	—	1/12/38	6.50% (1 month	Synthetic TRS Index
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools	(360)

1,760,776	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools	(5,537)

12,280,000	—	4/7/16	(2.63%)	USA Non Revised
				Consumer Price
				Index-Urban (CPI-U)	(178,428)

777,774	—	1/12/41	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools	130

62	Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$5,222,491	$—	1/12/41	4.50% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools	$46,585

3,729,099	—	1/12/41	3.50% (1 month	Synthetic MBX Index
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools	(34,931)

811,786	—	1/12/41	3.50% (1 month	Synthetic MBX Index
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools	(7,604)

6,918,671	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	92,330

990,685	—	1/12/41	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools	3,263

5,714,256	—	1/12/41	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools	958

4,774,273	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools	(15,014)

4,415,130	—	1/12/40	4.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	(13,291)

2,772,194	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools	(8,718)

4,955,484	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	66,131

1,519,295	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools	(15,531)

862,340	—	1/12/40	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools	(124)

3,234,882	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	43,170

6,947,287	—	1/12/40	4.50% (1 month	Synthetic MBX Index
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools	(1,724)

23,992,256	—	1/12/41	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools	4,024

2,074,411	—	1/12/41	3.50% (1 month	Synthetic MBX Index
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools	(19,431)

Premier Income Trust	63

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$5,266,639	$—	1/12/41	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools	$883

976,199	—	1/12/40	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools	(140)

3,165,647	—	1/12/40	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools	(454)

2,294,908	—	1/12/40	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools	(329)

Citibank, N.A.
3,348,554	—	1/12/41	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools	562

7,619,008	—	1/12/41	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools	2,249

7,054,566	—	1/12/41	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools	1,183

Credit Suisse International
2,539,669	—	1/12/41	5.00% (1 month	Synthetic MBX Index
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools	426

17,474,143	—	1/12/41	3.50% (1 month	Synthetic MBX Index
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools	(163,683)

4,368,017	—	1/12/41	3.50% (1 month	Synthetic MBX Index
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools	(40,916)

1,951,933	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	26,049

3,484,970	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	46,507

3,609,627	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools	(11,352)

1,097,884	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	14,651

6,645,720	—	1/12/41	3.50% (1 month	Synthetic MBX Index
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools	(62,251)

64	Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
$3,609,627	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools	$(11,352)

Goldman Sachs International
3,358,675	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	44,822

1,059,074	—	1/12/39	6.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools	1,682

4,199,603	—	1/12/39	6.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools	6,671

7,020,000	—	3/1/16	2.47%	USA Non Revised
				Consumer Price
				Index-Urban (CPI-U)	33,268

5,265,000	—	3/3/16	2.45%	USA Non Revised
				Consumer Price
				Index-Urban (CPI-U)	19,459

1,495,288	—	1/12/38	6.50% (1 month	Synthetic TRS Index
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools	(1,675)

2,065,098	1,936	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	26,989

2,068,599	4,202	1/12/41	4.50% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools	19,829

4,132,185	(1,937)	1/12/42	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	53,357

4,132,185	5,811	1/12/42	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	61,105

3,298,912	—	1/12/41	4.50% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools	29,426

999,224	—	1/12/41	4.50% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools	8,913

7,099,360	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	94,741

3,568,124	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	47,617

Premier Income Trust	65

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$12,785,936	$—	1/12/41	4.50% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools	$114,051

11,866,296	—	1/12/41	4.50% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools	105,848

2,286,338	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools	(7,190)

858,911	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools	(2,701)

22,092,569	—	1/12/41	4.50% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools	179,013

5,540,238	—	1/12/41	4.50% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools	49,419

1,855,649	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	24,794

5,371,880	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	71,688

2,016,132	—	1/12/39	6.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools	3,203

1,929,640	—	1/12/39	6.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools	3,065

4,049,542	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	54,041

112,801	—	1/12/38	6.50% (1 month	Synthetic TRS Index
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools	(126)

2,370,430	3,889	1/12/41	4.50% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools	21,503

18,618,113	20,364	1/12/40	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	178,063

2,028,430	—	1/12/39	6.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools	3,222

1,211,695	—	1/12/39	6.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools	1,925

66	Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$4,056,659	$—	1/12/39	6.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools	$6,444

4,008,095	—	1/12/41	4.50% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools	35,752

819,566	—	1/12/38	6.50% (1 month	Synthetic TRS Index
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools	(918)

21,064,247	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	281,104

7,513,254	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	100,265

1,611,698	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools	(5,069)

7,845,246	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	104,695

777,147	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	10,371

7,790,226	—	1/12/41	4.00% (1 month	Synthetic TRS Index
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools	103,961

3,132,254	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools	(9,850)

1,933,858	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools	(6,082)

57,754	—	1/12/38	6.50% (1 month	Synthetic TRS Index
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools	(65)

148,175	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools	(485)

395,254	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools	(1,243)

7,884,000	—	4/3/17	2.3225%	USA Non Revised
				Consumer Price
				Index-Urban (CPI-U)	1,656

7,884,000	—	4/4/17	2.35%	USA Non Revised
				Consumer Price
				Index-Urban (CPI-U)	13,245

Premier Income Trust	67

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$5,044,265	$—	1/12/41	4.00% (1 month	Synthetic TRS Index
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools	$67,316

	3,378,682	—	1/12/41	4.00% (1 month	Synthetic TRS Index
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools	45,089

	6,476,016	—	1/12/41	4.00% (1 month	Synthetic TRS Index
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools	86,423

	4,620,992	—	1/12/41	4.00% (1 month	Synthetic TRS Index
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools	61,667

	9,625,869	—	1/12/41	4.00% (1 month	Synthetic TRS Index
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools	128,458

	7,884,000	—	4/5/17	2.355%	USA Non Revised
					Consumer Price
					Index-Urban (CPI-U)	15,453

	7,884,000	—	4/5/22	2.66%	USA Non Revised
					Consumer Price
					Index-Urban (CPI-U)	(30,148)

	9,405,520	(107,282)	1/12/42	4.00% (1 month	Synthetic TRS Index
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools	12,353

	9,401,415	94,014	1/12/41	(4.00%) 1 month	Synthetic TRS Index
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools	(13,818)

GBP	4,920,000	—	3/30/17	(3.0925%)	GBP Non-revised UK
					Retail Price Index	57,353

GBP	4,920,000	—	4/2/17	(3.085%)	GBP Non-revised UK
					Retail Price Index	41,708

GBP	9,840,000	—	9/20/17	2.6625%	GBP Non-revised UK
					Retail Price Index	(572,125)

GBP	4,920,000	—	9/21/17	2.66%	GBP Non-revised UK
					Retail Price Index	(287,077)

GBP	4,920,000	—	4/3/17	(3.09%)	GBP Non-revised UK
					Retail Price Index	39,570

JPMorgan Chase Bank N.A.
	$12,927,649	—	1/12/41	4.00% (1 month	Synthetic TRS Index
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools	172,520

	8,602,166	—	1/12/41	4.50% (1 month	Synthetic TRS Index
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools	76,731

	7,500,750	—	1/12/41	4.00% (1 month	Synthetic TRS Index
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools	100,098

GBP	4,459,000	—	9/12/14	2.825%	GBP Non-revised UK
					Retail Price Index	(96,634)

Total						$2,109,718

68	Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty/		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Barclays Bank PLC
Irish Gov’t, 4.50%,						(100 basis
4/18/2020	—	$(81,643)		$1,019,000	9/20/17	points (bp))	$(43,313)

Obrigacoes Do
Tesouro, 5.45%,
9/23/13	—	(166,263)		1,019,000	9/20/17	(100 bp)	(54,132)

Credit Suisse International
Spain Gov’t, 5.50%,
7/30/2017	—	(120,132)		1,019,000	9/20/17	(100 bp)	(53,887)

Deutsche Bank AG
Republic of
Argentina, 8.28%,
12/31/33	B3	161,961		1,385,000	3/20/17	500 bp	(375,487)

Russian Federation,
7 1/2%, 3/31/30	—	—		442,500	4/20/13	(112 bp)	(2,019)

Smurfit Kappa
Funding, 7 3/4%,
4/1/15	B+/P	—	EUR	935,000	9/20/13	715 bp	67,774

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	BB–	—	EUR	880,000	9/20/13	535 bp	45,505

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	BB–	—	EUR	880,000	9/20/13	477 bp	40,239

JPMorgan Chase Bank N.A.
DJ CDX NA HY
Series 19 Index	B+/P	(98,182)		$6,042,000	12/20/17	500 bp	74,390

Russian Federation,
7 1/2%, 3/31/30	Baa1	—		225,000	9/20/13	276 bp	5,723

Total							$(295,207)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at January 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Premier Income Trust	69

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer cyclicals	$402,532	$896	$6,098

Utilities and power	458,640	—	—

Total common stocks	861,172	896	6,098

Convertible bonds and notes	—	1,985,516	—

Convertible preferred stocks	273,312	1,240,268	—

Corporate bonds and notes	—	263,513,407	—

Foreign government and agency bonds and notes	—	77,995,894	—

Mortgage-backed securities	—	375,884,091	—

Preferred stocks	—	1,406,106	—

Purchased swap options outstanding	—	5,597,625	—

Senior loans	—	13,747,017	—

U.S. Government and Agency Mortgage Obligations	—	198,529,806	—

U.S. Treasury Obligations	—	1,614,339	—

Warrants	—	3,949	69,205

Short-term investments	93,954,794	41,841,852	—

Totals by level	$95,089,278	$983,360,766	$75,303

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(267,586)	$—

Futures contracts	31,003	—	—

Written swap options outstanding	—	(5,742,473)	—

Forward premium swap option contracts	—	(888,723)	—

TBA sale commitments	—	(79,490,938)	—

Interest rate swap contracts	—	(9,134,422)	—

Total return swap contracts	—	2,088,721	—

Credit default contracts	—	9,052	—

Totals by level	$31,003	$(93,426,369)	$—

At the start and close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

70	Premier Income Trust

Statement of assets and liabilities 1/31/13 (Unaudited)

ASSETS

Investment in securities, at value, including of securities on loan (Note 1):
Unaffiliated issuers (identified cost $949,519,587)	$986,430,553
Affiliated issuers (identified cost $92,094,794) (Note 6)	92,094,794

Foreign currency (cost $58,860) (Note 1)	58,860

Dividends, interest and other receivables	10,407,641

Receivable for investments sold	10,327,064

Receivable for sales of delayed delivery securities (Note 1)	79,954,372

Unrealized appreciation on OTC swap contracts (Note 1)	17,985,015

Premium paid on OTC swap contracts (Note 1)	10,759,108

Unrealized appreciation on forward currency contracts (Note 1)	4,546,087

Unrealized appreciation on forward premium swap option contracts (Note 1)	2,692,431

Total assets	1,215,255,925

LIABILITIES

Payable to custodian	5,515,033

Payable for investments purchased	22,433,411

Payable for purchases of delayed delivery securities (Note 1)	198,209,371

Payable for compensation of Manager (Note 2)	1,470,498

Payable for custodian fees (Note 2)	43,430

Payable for investor servicing fees (Note 2)	35,274

Payable for Trustee compensation and expenses (Note 2)	227,804

Payable for administrative services (Note 2)	8,362

Payable for variation margin (Note 1)	88,407

Distributions payable to shareholders	3,759,425

Unrealized depreciation on forward currency contracts (Note 1)	4,813,673

Written options outstanding, at value (premiums $4,285,942) (Notes 1 and 3)	5,742,473

Unrealized depreciation on forward premium swap option contracts (Note 1)	3,581,154

Unrealized depreciation on OTC swap contracts (Note 1)	21,043,196

Premium received on OTC swap contracts (Note 1)	15,149,876

TBA sale commitments, at value (proceeds receivable $79,883,789) (Note 1)	79,490,938

Collateral on certain derivative contracts, at value (Note 1)	4,118,981

Other accrued expenses	237,788

Total liabilities	365,969,094

Net assets	$849,286,831

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,066,068,928

Distributions in excess of net investment income (Note 1)	(14,330,731)

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(234,425,455)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	31,974,089

Total — Representing net assets applicable to capital shares outstanding	$849,286,831

COMPUTATION OF NET ASSET VALUE

Net asset value per share ($849,286,831 divided by 142,070,794 shares)	$5.98

The accompanying notes are an integral part of these financial statements.

Premier Income Trust	71

Statement of operations Six months ended 1/31/13 (Unaudited)

INVESTMENT INCOME

Interest (net of foreign tax of $4,975) (including interest income of $50,005
from investments in affiliated issuers) (Note 6)	$24,408,918

Dividends	71,397

Total investment income	24,480,315

EXPENSES

Compensation of Manager (Note 2)	2,943,654

Investor servicing fees (Note 2)	207,343

Custodian fees (Note 2)	50,727

Trustee compensation and expenses (Note 2)	44,011

Administrative services (Note 2)	14,510

Other	348,911

Total expenses	3,609,156

Expense reduction (Note 2)	(578)

Net expenses	3,608,578

Net investment income	20,871,737

Net realized gain on investments (Notes 1 and 3)	26,048,224

Net realized gain on swap contracts (Note 1)	5,901,131

Net realized loss on futures contracts (Note 1)	(182,502)

Net realized loss on foreign currency transactions (Note 1)	(1,053,749)

Net realized loss on written options (Notes 1 and 3)	(15,985,852)

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(3,726,074)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the period	23,502,421

Net gain on investments	34,503,599

Net increase in net assets resulting from operations	$55,375,336

The accompanying notes are an integral part of these financial statements.

72	Premier Income Trust

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/13*	Year ended 7/31/12

Operations:
Net investment income	$20,871,737	$39,022,215

Net realized gain (loss) on investments
and foreign currency transactions	14,727,252	(95,722,125)

Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	19,776,347	55,555,751

Net increase (decrease) in net assets resulting
from operations	55,375,336	(1,144,159)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(24,433,396)	(48,835,107)

From return of capital	—	(7,818,755)

Increase in capital share transactions from
reinvestment of distributions	267,837	1,471,508

Total increase (decrease) in net assets	31,209,777	(56,326,513)

NET ASSETS

Beginning of period	818,077,054	874,403,567

End of period (including distributions in excess of net
investment income of $14,330,731 and $10,769,072,
respectively)	$849,286,831	$818,077,054

NUMBER OF FUND SHARES

Shares outstanding at beginning of period	142,024,455	141,775,790

Shares issued in connection with reinvestment
of distributions	46,339	248,665

Shares outstanding at end of period	142,070,794	142,024,455

* Unaudited

The accompanying notes are an integral part of these financial statements.

Premier Income Trust	73

Financial highlights (For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
	Six months ended**			Year ended

	1/31/13	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08

Net asset value, beginning of period	$5.76	$6.17	$6.31	$5.73	$6.55	$7.10
Investment operations:

Net investment income[a]	.15	.27	.45	.61	.30	.50

Net realized and unrealized
gain (loss) on investments	.24	(.28)	.09	.81	(.64)	(.69)

Total from investment operations	.39	(.01)	.54	1.42	(.34)	(.19)
Less distributions:

From net investment income	(.17)	(.34)	(.68)	(.84)	(.52)	(.42)

From return of capital	—	(.06)	—	—	—	—

Total distributions	(.17)	(.40)	(.68)	(.84)	(.52)	(.42)

Increase from shares repurchased	—	—	—	—	.04	.06

Net asset value, end of period	$5.98	$5.76	$6.17	$6.31	$5.73	$6.55

Market price, end of period	$5.55	$5.63	$6.09	$6.67	$5.37	$5.97

Total return at market price (%)[b]	1.64*	(0.63)	1.45	42.21	0.65	2.84

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
(in thousands)	$849,287	$818,077	$874,404	$887,215	$803,324	$979,577

Ratio of expenses to average
net assets (%)[c]	.43*	.88	.85	.87 [e]	.93 [e,f]	.83 [f]

Ratio of net investment income
to average net assets (%)	2.51*	4.80	7.16	9.78	5.92 [f]	7.20 [f]

Portfolio turnover (%)[d]	112*	153	294	85	230	134

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements (Note 2).

d Portfolio turnover excludes TBA roll transactions.

e Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.01% and 0.05% of average net assets for the periods ended July 31, 2010 and July 31, 2009, respectively.

f Reflects waivers of certain fund expenses in connection with Putnam Prime Money Market Fund in effect during the period. As a result of such waivers, the expenses of the fund for the periods ended July 31, 2009 and July 31, 2008, reflect a reduction of less than 0.01% of average net assets, respectively.

The accompanying notes are an integral part of these financial statements.

74	Premier Income Trust

Notes to financial statements 1/31/13 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from August 1, 2012 through January 31, 2013.

Putnam Premier Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company. The fund is currently operating as a diversified fund. In the future, the fund may operate as a non-diversified fund to the extent permitted by applicable law. Under current law, shareholder approval would be required before the fund could operate as a non-diversified fund. The investment objective of the fund is to seek high current income consistent with the preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed-income securities market.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other

Premier Income Trust	75

securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/ accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity and to isolate prepayment risk.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.

76	Premier Income Trust

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average number of contracts, see Note 5.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount see Note 5.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation

Premier Income Trust	77

of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Credit default contracts The fund entered into OTC credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.

In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.

OTC credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $209,846 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $10,832,223 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $7,292,353.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until

78	Premier Income Trust

settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At July 31, 2012, the fund had a capital loss carryover of $180,291,132 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

	Loss carryover

Short-term	Long-term	Total	Expiration

$11,372,630	$—	$11,372,630	*

6,338,093	N/A	6,338,093	July 31, 2015

17,302,669	N/A	17,302,669	July 31, 2016

58,742,308	N/A	58,742,308	July 31, 2017

86,535,432	N/A	86,535,432	July 31, 2018

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer certain capital losses of $52,624,870 recognized during the period from November 1, 2011 and July 31, 2012 to its fiscal year ending July 31, 2013.

The aggregate identified cost on a tax basis is $1,057,740,829, resulting in gross unrealized appreciation and depreciation of $34,937,817 and $14,153,299, respectively, or net unrealized appreciation of $20,784,518.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the fund. The fee is based on the following annual rates:

0.75%	of the first $500 million of average	0.48%	of the next $5 billion of average net
	net assets,		assets,

0.65%	of the next $500 million of average	0.47%	of the next $5 billion of average net
	net assets,		assets,

0.60%	of the next $500 million of average	0.46%	of the next $5 billion of average net
	net assets,		assets,

0.55%	of the next $5 billion of average net	0.45%	of the next $5 billion of average net
	assets,		assets,

0.525%	of the next $5 billion of average net	0.44%	of the next $5 billion of average net
	assets,		assets,

0.505%	of the next $5 billion of average net	0.43%	of the next $8.5 billion of average
	assets,		net assets and

0.49%	of the next $5 billion of average net	0.42%	of any excess thereafter.
	assets,

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc. and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $578 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $637, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

80	Premier Income Trust

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $885,042,221 and $819,979,461, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $3,955,938 and $3,962,656, respectively.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option
		contract amounts	premiums

Written options outstanding at the	USD	833,059,898	$43,141,927
beginning of the reporting period	EUR	—	—

Options opened	USD	1,189,444,698	48,205,035
	EUR	371,421,000	4,285,942

Options exercised	USD	(111,358,300)	(3,714,497)
	EUR	—	—

Options expired	USD	—	—
	EUR	—	—

Options closed	USD	(1,332,925,296)	(87,632,465)
	EUR	—	—

Written options
outstanding at the end	USD	578,221,000	$—
of the reporting period	EUR	371,421,000	$4,285,942

Note 4: Shares repurchased

In September 2012, the Trustees approved the renewal of the repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 7, 2013 (based on shares outstanding as of October 7, 2012). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 7, 2012 (based on shares outstanding as of October 7, 2011). Repurchases are made when the fund’s shares are trading at less than net asset value and in accordance with procedures approved by the fund’s Trustees.

For the reporting period, the fund did not repurchase any of its outstanding common shares.

At the close of the reporting period, Putnam Investments, LLC owned approximately 1,417 shares of the fund (less than 0.01% of the fund’s shares outstanding), valued at $10,268 based on net asset value.

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Note 5: Summary of derivative activity

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:

Purchased swap option contracts (contract amount)	$958,900,000

Written swap option contracts (contract amount)	$643,700,000

Futures contracts (number of contracts)	300

Forward currency contracts (contract amount)	$714,700,000

OTC interest rate swap contracts (notional)	$4,537,800,000

Centrally cleared interest rate swap contracts (notional)	$5,400,000

OTC total return swap contracts (notional)	$572,700,000

OTC credit default swap contracts (notional)	$15,100,000

Warrants (number of warrants)	1,000

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$548,519	Payables	$539,467

Foreign exchange
contracts	Receivables	4,546,087	Payables	4,813,673

Equity contracts	Investments	73,154	Payables	—

	Investments,
	Receivables,		Payables,
	Net assets —		Net assets —
	Unrealized		Unrealized
Interest rate contracts	appreciation	35,632,535*	depreciation	43,680,804*

Total		$40,800,295		$49,033,944

* Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging			Forward
instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit
contracts	$—	$—	$—	$1,104,116	$1,104,116

Foreign
exchange
contracts	—	—	(1,015,089)	—	$(1,015,089)

Interest rate
contracts	(16,311,696)	(182,502)	—	4,797,014	$(11,697,184)

Total	$(16,311,696)	$(182,502)	$(1,015,089)	$5,901,130	$(11,608,157)

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Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging				Forward
instruments				currency
under ASC 815	Options	Warrants	Futures	contracts	Swaps	Total

Credit
contracts	$—	$—	$—	$—	$(1,379,066)	$(1,379,066)

Foreign
exchange
contracts	—	—	—	(3,947,239)	—	$(3,947,239)

Equity
contracts	—	32,380	—	—	—	$32,380

Interest rate
contracts	10,270,838	—	507,881	—	(3,634,484)	$7,144,235

Total	$10,270,838	$32,380	$507,881	$(3,947,239)	$(5,013,550)	$1,850,310

Note 6: Transactions with affiliated issuer

Transactions during the reporting period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:

	Market value at				Market value
	the beginning				at the end of
	of the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$51,748,870	$374,822,505	$334,476,581	$50,005	$92,094,794

* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9: New accounting pronouncement

In December 2011, the FASB issued ASU No. 2011–11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011–11 and its impact, if any, on the fund’s financial statements.

Premier Income Trust	83

Shareholder meeting results (Unaudited)

January 31, 2013 annual meeting

A proposal to approve fixing the number of Trustees at 15 was approved as follows:

Votes	Votes
for	against	Abstentions

124,214,952	2,329,445	1,223,225

At the meeting, each of the nominees for Trustees was elected, as follows:

	Votes for	Votes withheld

Liaquat Ahamed	124,305,585	3,462,037

Ravi Akhoury	124,440,459	3,327,163

Jameson A. Baxter	124,451,443	3,316,179

Barbara M. Baumann	124,520,027	3,247,595

Charles B. Curtis	124,384,710	3,382,912

Robert J. Darretta	124,558,222	3,209,400

Katinka Domotorffy	124,204,538	3,563,084

John A. Hill	124,415,065	3,352,557

Paul L. Joskow	124,588,256	3,179,366

Elizabeth T. Kennan	124,086,707	3,680,915

Kenneth R. Leibler	124,561,597	3,206,025

Robert E. Patterson	124,458,227	3,309,395

George Putnam, III	124,513,928	3,253,694

Robert L. Reynolds	124,558,872	3,208,750

W. Thomas Stephens	124,258,366	3,509,256

All tabulations are rounded to the nearest whole number.

84	Premier Income Trust

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert R. Leveille
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Compliance Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	Michael J. Higgins
	Charles B. Curtis	Vice President and Treasurer
Investment Sub-Manager	Robert J. Darretta
Putnam Investments Limited	Katinka Domotorffy	Janet C. Smith
57–59 St James’s Street	John A. Hill	Vice President,
London, England SW1A 1LD	Paul L. Joskow	Principal Accounting Officer,
	Elizabeth T. Kennan	and Assistant Treasurer
Marketing Services	Kenneth R. Leibler
Putnam Retail Management	Robert E. Patterson	Susan G. Malloy
One Post Office Square	George Putnam, III	Vice President and
Boston, MA 02109	Robert L. Reynolds	Assistant Treasurer
W. Thomas Stephens
Custodian		James P. Pappas
State Street Bank	Officers	Vice President
and Trust Company	Robert L. Reynolds
	President	Mark C. Trenchard
Legal Counsel		Vice President and
Ropes & Gray LLP	Jonathan S. Horwitz	BSA Compliance Officer
Executive Vice President,
	Principal Executive Officer, and	Judith Cohen
	Compliance Liaison	Vice President, Clerk, and
Associate Treasurer
Steven D. Krichmar
	Vice President and	Nancy E. Florek
	Principal Financial Officer	Vice President, Proxy
Manager, Assistant Clerk, and
	Robert T. Burns	Associate Treasurer
Vice President and
Chief Legal Officer

Call 1-800-225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam.com anytime for up-to-date information about the fund’s NAV.

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com or scan this Microsoft Tag bar code to update your mailing options.

SA708
279417 3/13

Item 2. Code of Ethics:

Not Applicable

Item 3. Audit Committee Financial Expert:

Not Applicable

Item 4. Principal Accountant Fees and Services:

Not Applicable

Item 5. Audit Committee

Not Applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable

(b) During the period Raman Srivastava left the fund as a portfolio manager.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Registrant Purchase of Equity Securities
				Maximum
			Total Number	Number (or
			of Shares	Approximate
			Purchased	Dollar Value)
			as Part	of Shares
			of Publicly	that May Yet Be
	Total Number	Average	Announced	Purchased
	of Shares	Price Paid	Plans or	under the Plans
Period	Purchased	per Share	Programs*	or Programs**

August 1 – August 31, 2012	—	—	—	14,194,305
September 1 – September 30, 2012	—	—	—	14,194,305
October 1 – October 7, 2012	—	—	—	14,194,305
October 8 – October 31, 2012	—	—	—	14,202,446
November 1 – November 30, 2012	—	—	—	14,202,446
December 1 – December 31, 2012	—	—	—	14,202,446
January 1 – January 31, 2013	—	—	—	14,202,446

*	In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund’s outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2011, which remained in effect between October 8, 2011 and October 7, 2012, allowed the fund to repurchases up to a total of 14,194,305 of its shares. The program renewed by the Board in September 2012, which will remain in effect between October 8, 2012 and October 7, 2013, allows the fund to repurchases up to a total of 14,202,446 of its shares.

**	Information prior to October 7, 2012 is based on the total number of shares eligible for repurchase under the program, as amended through September 2011. Information from October 8, 2012 forward is based on the total number of shares eligible for repurchase under the program, as amended through September 2012.

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 28, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: March 28, 2013